                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3178
                                   ------------


                          RIVERSOURCE BOND SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:      7/31
                         --------------
Date of reporting period:    10/31
                         --------------

                             PORTFOLIO HOLDINGS
                                     FOR
                         RIVERSOURCE CORE BOND FUND
                              AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (101.1%)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
SOVEREIGN (0.1%)
United Mexican States
   09-27-34          6.75%                   $270,000(c)             $290,925
-----------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (23.8%)
Federal Farm Credit Bank
   10-10-08          4.25                     660,000                 652,448
Federal Home Loan Bank
   01-18-08          4.63                   1,805,000               1,796,354
   02-08-08          4.63                   2,100,000               2,089,406
Federal Home Loan Mtge Corp
   06-15-08          3.88                   3,890,000               3,827,138
   10-15-08          5.13                   1,160,000               1,164,710
   03-15-09          5.75                     470,000                 479,205
   07-12-10          4.13                   2,371,000               2,312,223
Federal Natl Mtge Assn
   05-15-07          3.88                     700,000                 694,960
   01-15-08          4.63                   3,790,000               3,767,895
   06-15-08          5.25                   1,750,000               1,759,310
   10-15-08          4.50                   1,635,000               1,623,432
U.S. Treasury
   11-30-07          4.25                       5,000                   4,966
   09-30-08          4.63                      85,000                  84,864
   08-15-09          4.88                     470,000                 473,047
   09-30-11          4.50                   2,550,000               2,541,134
   10-31-11          4.63                   2,015,000(b)            2,020,038
   08-15-16          4.88                   7,765,000(k)            7,926,363
   11-15-18          9.00                     800,000               1,112,438
   08-15-23          6.25                   5,803,000(k)            6,753,241
   02-15-26          6.00                   2,968,000               3,406,243
U.S. Treasury Inflation-Indexed Bond
   01-15-07          3.38                   4,504,080(j)            4,451,398
                                                                  -----------
Total                                                              48,940,813
-----------------------------------------------------------------------------

ASSET-BACKED (2.8%)
Capital Auto Receivables Asset Trust
  Series 2004-1 Cl CTFS
   09-15-10          2.84                     200,000                 196,282
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl D
   04-20-11          6.15                     200,000(d)              203,750

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
ASSET-BACKED (CONT.)
College Loan Corporation Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-1 Cl AIO
   07-25-08          5.62%                 $1,025,000(g)             $167,844
Countrywide Asset-backed Ctfs
  Series 2005-10 Cl AF6
   02-25-36          4.92                      95,000                  92,652
Countrywide Asset-backed Ctfs
  Series 2006-4 Cl 1A1M
   07-25-36          5.58                     243,773(i)              244,060
Drive Auto Receivables Trust
  Series 2006-2 Cl A2 (MBIA)
   07-15-11          5.30                     500,000(d,e)            500,000
Dunkin Securitization
  Series 2006-1 Cl A2 (AMBAC)
   06-20-31          5.78                     700,000(d,e)            711,771
Ford Credit Floorplan Master Owner Trust
  Series 2006-3 Cl A
   06-15-11          5.50                   1,700,000(i)            1,700,880
Franklin Auto Trust
  Series 2004-1 Cl A3 (MBIA)
   03-15-12          4.15                     100,000(e)               98,829
Hertz Vehicle Financing LLC
  Series 2004-1A Cl A3 (MBIA)
   05-25-09          2.85                     200,000(d,e)            194,083
Natl Collegiate Student Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-2 Cl AIO
   08-25-11          5.89                     650,000(g)              160,497
Natl Collegiate Student Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-3 Cl AIO
   01-25-12          5.70                   1,100,000(g)              344,223
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35          4.49                     170,000                 167,806

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
ASSET-BACKED (CONT.)
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
   02-25-36          5.57%                   $275,000                $274,414
Residential Asset Securities
  Series 2006-KS1 Cl A2
   02-25-36          5.46                     605,000(i)              605,378
WFS Financial Owner Trust
  Series 2004-1 Cl D
   08-22-11          3.17                     105,920                 104,674
                                                                  -----------
Total                                                               5,767,143
-----------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (14.5%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42          5.04                     225,000                 224,013
Banc of America Commercial Mtge
  Series 2005-4 Cl ASB
   07-10-45          4.87                     325,000                 318,878
Banc of America Commercial Mtge
  Series 2006-2 Cl AAB
   05-10-45          5.91                     400,000                 412,124
Banc of America Commercial Mtge
  Series 2006-4 Cl AAB
   07-10-46          5.60                     425,000                 433,275
Banc of America Large Loan
  Series 2006-LAQ Cl E
   02-09-21          5.70                     225,000(d,i)            225,918
Banc of America Large Loan
  Series 2006-LAQ Cl F
   02-09-21          5.76                     250,000(d,i)            250,830
Banc of America Large Loan
  Series 2006-LAQ Cl G
   02-09-21          5.85                     175,000(d,i)            175,315
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40          4.00                     394,164                 381,740
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42          4.57                     325,000                 316,907

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
   12-11-40          5.41%                   $325,000                $327,564
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42          5.30                     200,000                 194,860
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30          5.68                     750,000                 766,234
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51          4.15                     344,616(d)              338,660
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   07-15-44          5.40                     175,000                 175,515
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
   02-05-19          5.63                     150,000(d,i)            150,807
Credit Suisse Mtge Capital Ctfs
  Series 2006-C2 Cl A3
   03-15-39          5.85                     375,000                 386,284
Credit Suisse Mtge Capital Ctfs
  Series 2006-C4 Cl A3
   09-15-39          5.47                     400,000                 404,224
CS First Boston Mtge Securities
  Series 2003-CPN1 Cl A2
   03-15-35          4.60                     275,000                 265,949
Federal Natl Mtge Assn #386558
   10-01-10          4.85                     480,528                 474,364
Federal Natl Mtge Assn #725217
   02-01-14          4.78                   1,490,776               1,466,672
Federal Natl Mtge Assn #735029
   09-01-13          5.28                     485,374                 487,343
Federal Natl Mtge Assn #745629
   01-01-18          5.08                     270,254                 268,641
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40          4.12                     150,000                 145,365
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
   06-10-48          4.77                     400,000                 386,874
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35          4.77                     525,000(d)              517,373
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36          4.88                     150,000                 148,457
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl AAB
   07-10-38          6.11                     400,000                 417,115
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38          4.96                     250,000                 248,040
GS Mtge Securities II
  Series 2006-GG6 Cl A4
   04-10-38          5.55                     375,000                 382,011
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37          4.37                     309,938                 304,860

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37          5.26%                   $450,000                $450,983
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37          4.13                     189,426                 183,649
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39          3.97                     173,935                 169,107
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A2
   03-12-39          4.77                     525,000                 512,158
JPMorgan Chase Commercial Mtge Securities
  Series 2004-C2 Cl A2
   05-15-41          5.26                     325,000                 324,712
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37          4.18                     150,000                 146,293
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
   07-15-42          4.33                     303,479                 298,609
JPMorgan Chase Commercial Mtge Securities
  Series 2006-CB16 Cl A4
   05-12-45          5.55                     650,000                 661,672
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl A4
   04-15-43          5.48                     750,000                 759,205
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl ASB
   04-15-43          5.49                     750,000                 759,329
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP8 Cl A4
   05-15-45          5.40                     425,000                 427,698
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26          4.56                     200,000                 196,216
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A5
   09-15-31          4.85                     500,000                 492,375
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29          3.97                     225,000                 212,652
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29          4.20                     350,000                 341,005
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl AAB
   09-15-30          4.93                   1,200,000               1,180,403
LB-UBS Commercial Mtge Trust
  Series 2006-C4 Cl AAB
   06-15-32          6.07                     975,000               1,015,078
Merrill Lynch Mtge Trust
  Series 2005-CKI1 Cl A1
   11-12-37          5.08                   1,376,222               1,373,744
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41          4.34                   1,325,000               1,296,821
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40          4.59                     250,000                 242,870

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
  Series 2005-T19 Cl AAB
   06-12-47          4.85%                   $650,000                $637,969
Morgan Stanley Capital I
  Series 2006-T23 Cl AAB
   08-12-41          5.97                     250,000                 259,133
Morgan Stanley Capital I
  Series 2006-XLF Cl A2
   07-15-19          5.45                     500,000(d,i)            499,997
Morgan Stanley Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39          5.98                     750,000                 777,020
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36          3.67                   1,720,874               1,656,868
SBAC CMBS Trust
  Series 2006-1A Cl B
   11-15-36          5.45                     300,000(b,d)            299,990
Wachovia Bank Commercial Mtge Trust
  Series 2003-C4 Cl A2
   04-15-35          4.57                   1,100,000               1,073,768
Wachovia Bank Commercial Mtge Trust
  Series 2003-C7 Cl A2
   10-15-35          5.08                   1,100,000(d)            1,088,642
Wachovia Bank Commercial Mtge Trust
  Series 2005-C18 Cl A4
   04-15-42          4.94                     300,000                 292,772
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
   07-15-42          5.09                     300,000                 298,459
Wachovia Bank Commercial Mtge Trust
  Series 2006-C24 Cl APB
   03-15-45          5.58                     325,000                 330,723
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl A3
   07-15-45          5.77                     225,000                 232,401
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl APB
   07-15-45          5.73                     400,000                 410,495
                                                                  -----------
Total                                                              29,899,028
-----------------------------------------------------------------------------

MORTGAGE-BACKED (46.8%)(f,l)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A1
   03-25-36          5.71                     534,669(h)              536,906
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl 2A1
   03-25-36          5.97                     649,153(h)              650,315
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-2 Cl CB1
   05-25-36          6.24                     574,432(h)              583,560
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-2 Cl 2A2
   09-25-46          5.56                   1,368,261(h)            1,367,085

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
MORTGAGE-BACKED (CONT.)
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-3 Cl 3A2
   10-25-46          5.58%                 $1,003,931(h)           $1,003,931
Banc of America Funding
  Collateralized Mtge Obligation
  Series 2006-A Cl 3A2
   02-20-36          5.92                     463,826(h)              465,440
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 1A1
   01-25-34          6.00                     116,152                 115,475
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
   01-25-19          4.75                     200,632                 194,362
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11T1 Cl A1
   07-25-18          4.75                     172,986                 167,580
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 2A3
   11-25-35          5.50                     346,350                 347,167
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 3A7
   11-25-35          5.50                     349,919                 350,743
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
   12-25-35          5.50                     732,820                 735,081
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
   04-25-35          7.50                     308,607                 321,496
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-85CB Cl 2A2
   02-25-36          5.50                     267,198                 267,280
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-22R Cl 1A2
   05-25-36          6.00                     800,000                 807,754
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
   03-25-36          6.00                     730,868                 732,118
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-31CB Cl A16
   11-25-36          6.00                   1,200,000               1,196,247
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-OA8 Cl 1A2
   07-25-46          5.55                   1,329,723(i)            1,333,025
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
   06-25-35          7.00                     385,107(d)              398,618

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-HYB1 Cl 1A1
   03-20-36          5.39%                   $393,137(h)             $394,014
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-OA5 Cl 2A2
   04-25-46          5.62                     852,901(h)              853,313
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-12 Cl 3A1
   01-25-36          7.00                   1,071,895               1,096,908
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
   08-19-45          6.38                   3,421,215(g)               43,300
Federal Home Loan Mtge Corp
   11-01-36          6.00                   3,785,000(b)            3,809,838
   11-01-36          6.50                   2,000,000(b)            2,038,750
Federal Home Loan Mtge Corp #1G2496
   09-01-36          6.21                     725,000(h)              732,468
Federal Home Loan Mtge Corp #A12692
   10-01-32          6.00                     153,290                 155,542
Federal Home Loan Mtge Corp #A13854
   09-01-33          6.00                     161,456                 163,297
Federal Home Loan Mtge Corp #B10254
   10-01-18          5.50                     502,550                 503,921
Federal Home Loan Mtge Corp #B12280
   02-01-19          5.50                     283,869                 284,643
Federal Home Loan Mtge Corp #C59161
   10-01-31          6.00                     148,669                 150,212
Federal Home Loan Mtge Corp #C77372
   03-01-33          6.00                     286,542                 289,813
Federal Home Loan Mtge Corp #C90613
   01-01-23          5.00                     162,237                 158,644
Federal Home Loan Mtge Corp #C90683
   06-01-23          5.00                     168,475                 164,744
Federal Home Loan Mtge Corp #C90767
   12-01-23          6.00                     151,599                 153,883
Federal Home Loan Mtge Corp #E74288
   12-01-13          6.00                     224,036                 227,322
Federal Home Loan Mtge Corp #E98725
   08-01-18          5.00                     183,188                 180,776
Federal Home Loan Mtge Corp #G01410
   04-01-32          7.00                     343,070                 353,793
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2718 Cl IA
   10-15-22         20.00                     162,123(g)                6,924
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2795 Cl IY
   07-15-17          7.50                     507,947(g)               53,078
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2576 Cl KJ
   02-15-33          5.50                     184,600                 185,257

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2641 Cl KC
   01-15-18          6.50%                   $197,530                $203,532
Federal Natl Mtge Assn
   11-01-21          5.00                     500,000(b)              492,344
   11-01-21          5.50                     500,000(b)              500,469
   11-01-21          6.00                   3,275,000(b)            3,325,148
   11-01-36          5.50                   3,000,000(b)            2,964,376
   11-01-36          6.50                   4,400,000(b)            4,482,501
Federal Natl Mtge Assn #252440
   05-01-29          7.00                     252,163                 260,884
Federal Natl Mtge Assn #254587
   12-01-22          5.50                     665,440                 664,188
Federal Natl Mtge Assn #254906
   10-01-18          4.50                     275,659                 267,259
Federal Natl Mtge Assn #254916
   09-01-23          5.50                     508,461                 507,375
Federal Natl Mtge Assn #255788
   06-01-15          5.50                     774,064                 777,334
Federal Natl Mtge Assn #323715
   05-01-29          6.00                     507,635                 513,648
Federal Natl Mtge Assn #493945
   04-01-29          6.50                     125,619                 129,077
Federal Natl Mtge Assn #518159
   09-01-14          7.00                     492,367                 506,449
Federal Natl Mtge Assn #545216
   03-01-09          5.90                     151,781                 153,382
Federal Natl Mtge Assn #545868
   08-01-32          7.00                     124,534                 128,911
Federal Natl Mtge Assn #555340
   04-01-33          5.50                     242,732                 240,913
Federal Natl Mtge Assn #555528
   04-01-33          6.00                   1,711,076               1,726,553
Federal Natl Mtge Assn #555734
   07-01-23          5.00                     102,941                 100,576
Federal Natl Mtge Assn #555740
   08-01-18          4.50                     189,594                 183,980
Federal Natl Mtge Assn #555794
   09-01-28          7.50                     110,707                 115,694
Federal Natl Mtge Assn #582154
   05-01-31          6.50                     155,328                 159,220
Federal Natl Mtge Assn #597374
   09-01-31          7.00                     134,599                 139,747
Federal Natl Mtge Assn #611831
   02-01-31          7.50                      53,638                  56,029
Federal Natl Mtge Assn #615135
   11-01-16          6.00                     319,444                 324,722
Federal Natl Mtge Assn #646147
   06-01-32          7.00                     786,294                 815,910
Federal Natl Mtge Assn #650009
   09-01-31          7.50                     194,273                 202,935
Federal Natl Mtge Assn #654208
   10-01-32          6.50                     268,881                 275,445
Federal Natl Mtge Assn #661815
   10-01-32          6.00                     169,073                 170,912
Federal Natl Mtge Assn #662061
   09-01-32          6.50                   1,073,563               1,099,770
Federal Natl Mtge Assn #667604
   10-01-32          5.50                     301,415                 298,758

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #677089
   01-01-33          5.50%                   $728,231                $721,812
Federal Natl Mtge Assn #678028
   09-01-17          6.00                     163,303                 166,006
Federal Natl Mtge Assn #681080
   02-01-18          5.00                   1,216,598               1,200,930
Federal Natl Mtge Assn #681166
   04-01-32          6.50                     520,170                 533,203
Federal Natl Mtge Assn #683100
   02-01-18          5.50                     229,127                 229,945
Federal Natl Mtge Assn #683116
   02-01-33          6.00                     308,101                 310,888
Federal Natl Mtge Assn #689026
   05-01-33          5.50                   1,318,443               1,307,152
Federal Natl Mtge Assn #689093
   07-01-28          5.50                     137,199                 136,352
Federal Natl Mtge Assn #704005
   05-01-33          5.50                   1,261,382               1,249,887
Federal Natl Mtge Assn #705655
   05-01-33          5.00                     526,476                 509,582
Federal Natl Mtge Assn #709093
   06-01-33          6.00                     210,099                 211,875
Federal Natl Mtge Assn #709901
   06-01-18          5.00                     595,375                 587,895
Federal Natl Mtge Assn #711503
   06-01-33          5.50                     144,572                 143,806
Federal Natl Mtge Assn #712057
   07-01-18          4.50                      89,912                  87,172
Federal Natl Mtge Assn #720006
   07-01-33          5.50                     110,885                 109,874
Federal Natl Mtge Assn #720378
   06-01-18          4.50                     187,826                 182,103
Federal Natl Mtge Assn #725232
   03-01-34          5.00                   1,239,226               1,199,460
Federal Natl Mtge Assn #725425
   04-01-34          5.50                   1,498,952               1,485,434
Federal Natl Mtge Assn #725431
   08-01-15          5.50                     187,775                 188,600
Federal Natl Mtge Assn #725684
   05-01-18          6.00                     393,866                 400,528
Federal Natl Mtge Assn #725719
   07-01-33          4.85                     274,358(h)              267,751
Federal Natl Mtge Assn #725737
   08-01-34          4.53                     249,667(h)              247,847
Federal Natl Mtge Assn #725773
   09-01-34          5.50                   1,977,773               1,957,949
Federal Natl Mtge Assn #726940
   08-01-23          5.50                      90,644                  90,033
Federal Natl Mtge Assn #735057
   01-01-19          4.50                     163,930                 158,934
Federal Natl Mtge Assn #743347
   10-01-33          6.00                     110,640                 111,893
Federal Natl Mtge Assn #743579
   11-01-33          5.50                     344,730                 341,588
Federal Natl Mtge Assn #745563
   08-01-34          5.50                   1,673,796               1,658,542
Federal Natl Mtge Assn #745802
   07-01-36          6.00                   2,221,347               2,235,101
Federal Natl Mtge Assn #749745
   11-01-18          4.50                   1,029,546                 998,174

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #753074
   12-01-28          5.50%                   $231,204                $229,777
Federal Natl Mtge Assn #757581
   01-01-19          5.50                   1,155,982               1,159,417
Federal Natl Mtge Assn #765760
   02-01-19          5.00                     270,872                 267,383
Federal Natl Mtge Assn #779676
   06-01-34          5.00                   2,623,669               2,537,960
Federal Natl Mtge Assn #815264
   05-01-35          5.24                     821,520(h)              816,033
Federal Natl Mtge Assn #829227
   08-01-35          6.00                   1,656,721               1,667,370
Federal Natl Mtge Assn #845070
   12-01-35          5.09                     464,877(h)              462,972
Federal Natl Mtge Assn #878661
   02-01-36          5.50                   2,100,658               2,066,081
Federal Natl Mtge Assn #881629
   02-01-36          5.50                   1,328,244               1,306,381
Federal Natl Mtge Assn #883201
   07-01-36          6.50                     966,727                 990,257
Federal Natl Mtge Assn #886291
   07-01-36          7.00                     979,441               1,012,880
Federal Natl Mtge Assn #886461
   08-01-36          6.20                     578,843(h)              588,458
Federal Natl Mtge Assn #886464
   08-01-36          6.50                   2,185,489               2,227,705
Federal Natl Mtge Assn #900197
   10-01-36          5.98                     824,926(h)              831,270
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-71 Cl IM
   12-25-31         10.63                     264,380(g)               42,914
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2004-84 Cl GI
   12-25-22          9.25                     153,431(g)               21,299
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 367 Cl 2
   01-25-36          8.46                   1,570,106(g)              382,662
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-133 Cl GB
   12-25-26          8.00                     166,243                 176,715
Govt Natl Mtge Assn #567717
   06-15-32          7.50                      20,544                  21,413
Govt Natl Mtge Assn #604708
   10-15-33          5.50                     117,407                 117,060
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-16 Cl 3A1B
   01-19-36          5.66                     619,193(h)              619,911
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-3 Cl B1
   06-19-36          6.47                     324,399(h)              330,222

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-5 Cl 2A1B
   07-19-46          5.55%                   $385,829(h)             $385,871
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-8 Cl 2A1B
   08-21-46          5.57                   1,428,093(h)            1,428,093
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-9 Cl 2AB2
   11-19-36          5.60                   1,823,270(h)            1,823,270
Harborview Nim
  Collateralized Mtge Obligation
  Series 2006-8A Cl N1
   07-21-36          6.41                     174,014(d)              173,362
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35          4.50                   7,366,219(g)               70,209
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR25 Cl 1A21
   12-25-35          5.88                     433,755(h)              435,127
IndyMac Index Nim
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl N1
   06-25-46          6.65                     239,605(d,h)            239,006
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
   02-25-19          5.00                     458,676                 448,500
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 2A1
   05-25-34          6.00                     166,374                 164,725
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-7 Cl 8A1
   08-25-19          5.00                     188,911                 183,453
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-8 Cl 7A1
   09-25-19          5.00                     267,021                 259,453
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2005-3 Cl 1A2
   04-25-35          5.50                     950,000                 925,386
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QS3 Cl 1A10
   03-25-36          6.00                     523,334                 530,559
Sequoia Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl A2
   02-25-36          6.15                     611,562                 620,778
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-5 Cl 4A1
   06-25-36          5.98                     802,294(h)              805,836



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
MORTGAGE-BACKED (CONT.)
Structured Asset Securities
  Collateralized Mtge Obligation
  Series 2003-33H Cl 1A1
   10-25-33          5.50%                   $466,833                $457,700
Washington Mutual
  Collateralized Mtge Obligation
  Series 2003-AR10 Cl A7
   10-25-33          4.06                     425,000(h)              418,656
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB2 Cl 6A
   07-25-19          4.50                     131,504                 124,984
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR14 Cl 2A1
   12-25-35          5.30                     442,035(h)              439,376
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
   12-25-45          5.51                     186,404(h)              186,466
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR8 Cl 2AB1
   07-25-45          5.57                     546,081(h)              546,380
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
   10-25-35          5.00                   1,817,051               1,721,547
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
   05-25-35          5.50                     729,213                 716,224
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl 5A1
   03-25-36          5.11                     962,423(h)              952,844
                                                                  -----------
Total                                                              96,326,925
-----------------------------------------------------------------------------

BANKING (2.1%)
Bank of America
  Sub Nts
   10-15-36          6.00                   1,150,000               1,192,470
Banknorth Group
  Sr Nts
   05-01-08          3.75                     325,000                 318,269
Landsbanki Islands
   08-25-11          6.10                     385,000(c,d)            392,691
Popular North America
  Sr Nts
   10-01-08          3.88                   1,690,000               1,645,043
Wells Fargo Bank
  Sub Nts
   08-26-36          5.95                     765,000                 794,407
                                                                  -----------
Total                                                               4,342,880
-----------------------------------------------------------------------------

BROKERAGE (0.2%)
Morgan Stanley
  Sr Unsecured
   10-18-16          5.75                     500,000                 508,058
-----------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
BUILDING MATERIALS (0.1%)
Owens Corning
  Sr Unsecured
   12-01-16          6.50%                   $165,000(d)             $167,786
-----------------------------------------------------------------------------

ELECTRIC (2.9%)
Arizona Public Service
   05-15-15          4.65                   1,005,000                 928,813
Baltimore Gas & Electric
  Sr Unsecured
   10-01-36          6.35                     200,000(d)              207,669
Commonwealth Edison
  1st Mtge
   04-15-15          4.70                     490,000                 457,236
Commonwealth Edison
  1st Mtge Series 104
   08-15-16          5.95                     350,000                 354,154
Consumers Energy
  1st Mtge
   02-15-12          5.00                     215,000                 210,419
Consumers Energy
  1st Mtge Series H
   02-17-09          4.80                     610,000                 602,531
Exelon
   06-15-10          4.45                     195,000                 189,487
Florida Power
  1st Mtge
   07-15-11          6.65                     170,000                 179,435
Northern States Power
  Sr Nts
   08-01-09          6.88                     515,000                 535,782
Ohio Edison
   06-15-09          5.65                     500,000(d)              502,640
PacifiCorp
  1st Mtge
   06-15-35          5.25                     510,000                 475,050
PSI Energy
   10-15-35          6.12                     710,000                 721,606
Virginia Electric & Power
  Sr Nts Series A
   03-01-13          4.75                     540,000                 519,176
Xcel Energy
  Sr Nts
   07-01-08          3.40                      80,000                  77,550
                                                                  -----------
Total                                                               5,961,548
-----------------------------------------------------------------------------

FOOD AND BEVERAGE (0.4%)
Cadbury Schweppes US Finance LLC
   10-01-08          3.88                     920,000(d)              895,658
-----------------------------------------------------------------------------

HEALTH CARE (0.3%)
Cardinal Health
   06-15-15          4.00                     620,000                 552,107
-----------------------------------------------------------------------------

INDEPENDENT ENERGY (0.7%)
EnCana
  Sr Nts
   10-15-13          4.75                     705,000(c)              670,870
XTO Energy
   01-31-15          5.00                     415,000                 396,069
XTO Energy
  Sr Unsecured
   06-30-15          5.30                     465,000                 453,009
                                                                  -----------
Total                                                               1,519,948
-----------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT
LIFE INSURANCE (0.6%)
Lincoln Natl
  Sr Unsecured
   04-07-36          6.15%                   $295,000                $306,491
Principal Financial Group
   10-15-36          6.05                     290,000                 299,379
Prudential Financial
   09-20-14          5.10                     590,000                 577,822
                                                                  -----------
Total                                                               1,183,692
-----------------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
News America
   12-15-35          6.40                     535,000                 536,446
-----------------------------------------------------------------------------

RETAILERS (0.9%)
CVS
   09-15-09          4.00                     315,000                 304,346
   09-15-14          4.88                     205,000                 195,556
May Department Stores
   07-15-09          4.80                   1,160,000               1,141,916
   07-15-34          6.70                     215,000                 216,324
                                                                  -----------
Total                                                               1,858,142
-----------------------------------------------------------------------------

WIRELESS (0.9%)
Nextel Communications
  Series F
   03-15-14          5.95                   1,795,000               1,762,604
-----------------------------------------------------------------------------

WIRELINES (3.7%)
Sprint Capital
   03-15-32          8.75                     215,000                 265,623
Telecom Italia Capital
   10-01-15          5.25                   1,665,000(c)            1,556,980
TELUS
   06-01-11          8.00                   2,232,500(c)            2,462,347
Verizon New York
  Series A
   04-01-12          6.88                     660,000                 688,837
Verizon Pennsylvania
  Series A
   11-15-11          5.65                   2,525,000               2,543,408
                                                                  -----------
Total                                                               7,517,195
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $207,943,095)                                             $208,030,898
-----------------------------------------------------------------------------

MONEY MARKET FUND (6.8%)
                                             SHARES                 VALUE(a)
RiverSource
  Short-Term Cash Fund                     14,042,439(m)          $14,042,439
-----------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $14,042,439)                                               $14,042,43
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $221,985,534)(n)                                          $222,073,337
=============================================================================


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.
(b) At Oct. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $19,973,027.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2006, the value of foreign securities represented 2.6% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2006, the value of these securities amounted to $8,134,566 or 4.0% of net assets.
(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:
      AMBAC -- Ambac Assurance Corporation
      MBIA  -- MBIA Insurance Corporation
(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.
(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Oct. 31, 2006.
(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2006.
(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2006.
(j) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(k) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                            $3,800,000
      U.S. Treasury Note, Dec. 2006, 5-year                          3,900,000
      U.S. Treasury Note, Dec. 2006, 10-year                         1,100,000

      SALE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 2-year                            600,000

(l) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at Oct. 31, 2006

      SECURITY        PRINCIPAL      SETTLEMENT       PROCEEDS         VALUE
                       AMOUNT           DATE         RECEIVABLE
      -------------------------------------------------------------------------
      Federal Natl
       Mtge Assn
       11-01-36
       6.00%          $1,000,000      11-13-06       $1,000,234      $1,005,938

(m) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.
(n) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $221,986,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $1,348,000
      Unrealized depreciation                                      (1,261,000)
-------------------------------------------------------------------------------
      Net unrealized appreciation                                     $87,000
-------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6   RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                            S-6267-80 F (12/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                        RIVERSOURCE FLOATING RATE FUND
                               AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

SENIOR LOANS (86.3%)(j)

ISSUER                                  COUPON        PRINCIPAL         VALUE(a)
                                         RATE          AMOUNT
AEROSPACE & DEFENSE (1.5%)
Axle Tech Intl
   2nd Lien Term Loan
      04-21-13                             11.87%    $  500,000       $  503,750
Axle Tech Intl
   Tranche B Term Loan
      10-21-12                         7.61-7.62      1,000,000        1,005,000
Communications & Power Inds
   Term Loan
      07-23-10                              7.57      1,110,108        1,103,092
K&F Inds
   Tranche C Term Loan
      11-18-12                              7.32      1,408,135        1,413,415
Transdigm
   Term Loan
      06-21-13                              7.39      1,000,000        1,008,130
Wesco Aircraft Hardware
   1st Lien Term Loan
      09-29-13                              7.58        800,000          804,752
Wesco Airport Hardware
   2nd Lien Term Loan
      03-29-14                             11.13        775,000          786,145
                                                                      ----------
Total                                                                  6,624,284
--------------------------------------------------------------------------------
AIRLINES (1.6%)
American Airlines
   Tranche B Term Loan
      12-17-10                              8.64        985,000(b)       996,328
      12-17-10                              8.64      1,712,117        1,731,805
Delta Airlines
   1st Lien Tranche B Term Loan
      03-17-08                             10.02      2,000,000        2,036,420
United Airlines
   Tranche B Term Loan
      02-01-12                              3.75        402,500(b)       408,840
      02-01-12                              3.75        870,625          884,337
United Airlines
   Tranche DD Term Loan
      02-01-12                              3.75         57,500(b)        58,406
US Airways Group
   Term Loan
      03-31-11                              8.87      1,000,000        1,007,140
                                                                      ----------
Total                                                                  7,123,276
--------------------------------------------------------------------------------

 SENIOR LOANS (CONTINUED)

ISSUER                                  COUPON       PRINCIPAL          VALUE(a)
                                         RATE          AMOUNT
AUTOMOTIVE (3.9%)
Collins & Aikman Products
   Tranche B Term Loan
      08-24-07                         8.38-10.25%   $  895,545(b)    $  882,112
      08-24-07                         8.38-10.25       482,698          475,458
Cooper Standard Auto
   Tranche D Term Loan
      12-23-11                               7.88       496,250          495,838
Dana
   Team Loan
      09-03-07                               7.65     1,175,000        1,173,038
Delphi
   Term Loan B
      10-08-07                               8.13       500,000          509,375
Dura Operating
   2nd Lien Term Loan
      05-03-11                               9.07       500,000          427,500
Goodyear Tire & Rubber
   1st Lien Term Loan
      04-30-10                               5.22     1,000,000        1,000,750
Goodyear Tire & Rubber
   2nd Lien Term Loan
      04-30-10                               8.14       500,000          503,500
Hayes Lemmerz Intl
   2nd Lien Term Loan
      06-30-10                        11.26-11.59       300,000          301,500
Hayes Lemmerz Intl
   Tranche B Term Loan
      06-03-09                          8.89-9.06       976,500          979,244
Key Automotive
   Tranche C 2nd Lien Term Loan
      06-24-11                        11.57-11.65       297,936          300,170
Mark IV
   1st Lien Term Loan
      06-21-11                          7.83-8.10       897,750          905,049
Mark IV
   2nd Lien Term Loan
      12-21-11                        11.14-11.35     1,000,000        1,019,170
Metaldyne LLC
   Tranche D Term Loan
      12-31-09                               4.50     1,000,000(b)     1,009,380

 SENIOR LOANS (CONTINUED)

ISSUER                                 COUPON        PRINCIPAL          VALUE(a)
                                        RATE           AMOUNT
AUTOMOTIVE (CONT.)
Metaldyne
   Term Loan
      08-18-11                         3.50-10.50%   $  400,000      $   401,000
Metaldyne
   Tranche D1 Term Loan
      12-31-09                               9.88       499,369          504,054
RJ Tower
   Tranche B Term Loan
      02-02-07                               8.69     2,000,000        1,937,499
Tenneco Automotive
   Term Loan
      12-12-10                               7.31       416,242          416,762
      12-12-10                               7.40     1,406,064        1,413,094
TRW Automotive
   Tranche E Term Loan
      10-31-10                               6.75     1,461,313        1,458,025
Visteon
   1st Lien Term Loan
      06-13-13                               8.61     1,000,000          998,130
                                                                     -----------
Total                                                                 17,110,648
--------------------------------------------------------------------------------
BANKING (0.2%)
Ashtead Group
   Term Loan B
      08-31-11                               7.14       950,000          949,212
--------------------------------------------------------------------------------
BUILDING MATERIALS (0.9%)
Atrium Companies
   Term Loan
      06-21-12                               1.25        87,529(b,k)      84,035
Euramax Holdings
   1st Lien Term Loan
      06-29-12                               8.19       459,072          460,449
Kyle Acquisitions
   Tranche C Term Loan
      07-20-10                               8.25       500,000          496,865
Nortek
   Term Loan
      08-27-11                          7.32-9.25       994,924          996,168
North Las Vegas
   2nd Lien Term Loan
      05-09-12                              12.37     1,000,000          960,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

1 RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

ISSUER                               COUPON        PRINCIPAL            VALUE(a)
                                      RATE           AMOUNT
BUILDING MATERIALS (CONT.)
TE/Tousa
   1st Lien Term Loan
      08-01-08                          8.25%     $ 1,000,000        $   765,000
                                                                     -----------
Total                                                                  3,762,517
--------------------------------------------------------------------------------

CHEMICALS (5.9%)
Basell
   Term Loan B2
      08-01-13                          2.25        1,041,667(b)       1,051,656
Basell
   Term Loan B4
      08-01-13                          2.25          208,333(b,c)       210,471
Basell
   Term Loan C2
      08-01-14                          3.00        1,041,667(b)       1,051,656
Basell
   Term Loan C4
      08-01-14                          3.00          208,333(b,c)       210,471
Brenntag
   Term Loan
      01-18-14                          8.08           98,182(c)          98,489
Brenntag
   Tranche B2 Term Loan
      01-18-14                          8.08          401,818(c)         405,334
Celanese
   Tranche B Term Loan
      04-06-11                          7.37        2,037,233(c)       2,048,438
Cognis Deutschland
   Tranche A Term Loan
      05-05-11                          2.25          758,612(b,c)       757,664
Georgia Gulf
   Tranche B Term Loan
      10-02-13                          7.32        1,100,000          1,105,159
Hercules
   Tranche B Term Loan
      10-08-10                          6.87        2,000,000          2,001,000
Hexion Specialty Chemical
   Term Loan
      05-05-13                          7.38        1,536,534          1,531,094
Hexion Specialty Chemical
   Tranche C2 Term Loan
      05-05-13                          7.37          333,779            332,597
Huntsman Intl LLC
   Tranche B Term Loan
      08-16-12                          7.07        1,557,123          1,555,737
Ineos Group Holdings
   Term Loan B
      12-16-13                          7.61          800,000(c)         808,000
Ineos Group Holdings
   Term Loan C
      12-16-14                          8.11          800,000(c)         808,504
Invista Canada
   Term Loan B2
      04-29-11                          6.88          684,860            686,572
Invista SARL
   Term Loan B1
      04-29-11                          6.88        1,256,379          1,259,520
ISP Chemco
   Term Loan
      02-16-13                     7.38-7.63        1,539,756          1,543,606

 SENIOR LOANS (CONTINUED)

ISSUER                              COUPON         PRINCIPAL            VALUE(a)
                                     RATE            AMOUNT
CHEMICALS (CONT.)
Kraton Polymers
   Term Loan
      05-12-13                          7.38%     $ 1,356,656        $ 1,358,352
Lucite Intl
   Term Loan
      07-07-13                            --          324,427(b,k)       327,266
Lucite Intl
   Tranche B Term Loan
      07-07-13                          8.07          923,259            927,875
Lyondell Chemical
   Term Loan B
      08-16-13                          7.11        1,450,000          1,448,188
Nalco
   Tranche B Term Loan
      11-04-10                     7.07-7.30          893,552            895,116
Rockwood Specialties
   Tranche E Term Loan
      12-10-12                          7.38        1,977,676          1,995,811
Solutia
   Tranche B Term Loan
      03-17-08                          8.96        2,000,000          2,010,000
                                                                     -----------
Total                                                                 26,428,576
--------------------------------------------------------------------------------
CONSTRUCTION MACHINERY (1.6%)
Flowserve
   Tranche B Term Loan
      08-10-12                     6.88-6.94        1,411,667          1,414,137
Nacco Materials
   Term Loan
      05-15-13                     7.28-7.41          997,500            993,759
Stolle Machinery LLC
   2nd Lien Term Loan
      09-29-13                         11.37          500,000            504,375
Stolle Machinery LLC
   Tranche B Term Loan
      09-29-12                          7.87        1,000,000          1,005,000
Terex
   Term Loan
      07-14-13                          7.12        1,097,250          1,097,250
United Rentals
   Term Loan
      02-14-11                          7.32          561,840            563,598
United Rentals
   Tranche B Term Loan
      02-14-11                          5.22          254,418            254,736
Xerium Technologies
   Term Loan B
      05-18-12                          7.62        1,313,849          1,308,922
                                                                     -----------
Total                                                                  7,141,777
--------------------------------------------------------------------------------
CONSUMER PRODUCTS (2.1%)
Acco Brands
   Tranche B Term Loan
      08-17-12                     7.12-7.15          534,861(b)         536,032
      08-17-12                     7.12-7.15          595,317            596,621
Central Garden & Pet
   Tranche B Term Loan
      09-30-12                          6.82          995,000            993,756
Fender Instruments
   1st Lien Term Loan
      03-30-12                          8.13          246,086            247,931

 SENIOR LOANS (CONTINUED)

ISSUER                             COUPON          PRINCIPAL            VALUE(a)
                                    RATE             AMOUNT
CONSUMER PRODUCTS (CONT.)
Fender Musical Instruments
   2nd Lien Term Loan
      09-30-12                         11.38%     $   500,000        $   502,190
Knoll
   Term Loan B
      10-03-12                          7.12          349,016            349,163
Rayovac
   Tranche B Term Loan
      02-06-12                     8.37-8.44        2,834,640          2,841,132
Simmons
   Tranche D Term Loan
      12-19-11                     6.88-7.63        1,281,019          1,289,026
Visant
   Tranche C Term Loan
      10-04-11                          7.37        1,912,582          1,919,754
                                                                      ----------
Total                                                                  9,275,605
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING (4.2%)
Alixpartners LLC
   Tranche B Term Loan
      10-12-13                          7.88          675,000            678,375
Blount Intl
   Tranche B 1st Lien Term Loan
      08-09-10                     7.07-7.12        1,722,302          1,723,731
Coinmach
   Tranche B1 Term Loan
      12-19-12                     7.88-7.94          181,267            182,536
Contech
   Term Loan
      01-31-13                     7.35-7.38        2,279,594          2,288,143
Covalence Specialty Materials
   Tranche B Term Loan
      08-16-13                          8.63        2,000,000          2,022,500
GenTek
   1st Lien Term Loan
      02-28-11                     7.36-7.39        1,313,352          1,313,352
GPX Intl Tire
   Tranche B Term Loan
      04-06-12                          7.83          995,000            985,050
Hillman Group
   Tranche B 1st Lien Term Loan
      03-31-11                          8.50          995,006          1,004,956
Hillman Group
   Tranche B Term Loan
      03-31-11                          8.50          997,449          1,007,423
Invensys
   Tranche A Term Loan
      12-14-12                          7.45          527,083(c)         529,392
Invensys
   Tranche B Term Loan
      01-14-11                          7.40          622,917(c)         625,645
Johnson Diversey
   Term Loan B
      12-16-11                          7.97          398,570            401,683
Longyear Global
   Term Loan
      10-13-12                          8.57          559,652            561,516
Longyear Global
   Tranche C Term Loan
      10-13-12                          8.57           55,538             55,723

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

2 RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

ISSUER                                COUPON       PRINCIPAL            VALUE(a)
                                       RATE          AMOUNT
DIVERSIFIED MANUFACTURING (CONT.)
Longyear Global
   Tranche DD Term Loan
      10-13-12                           8.63%    $    59,810        $    60,009
Maxim Crane Works LP
   1st Lien Term Loan
      01-28-10                      7.32-9.25         209,370            209,370
Rexnord Holdings
   Tranche B Term Loan
      07-21-13                      7.88-7.94       1,250,000          1,257,288
Sensus Metering Systems
   Tranche 1 Term Loan
      12-17-10                      7.40-7.58         441,373            440,269
Sensus Metering Systems
   Tranche B2 Term Loan
      12-17-10                      8.40-7.58          58,627             58,481
Trimas
   Term Loan B
      07-18-13                           8.25       1,506,250          1,510,016
Trimas
   Tranche B1 Term Loan
      08-02-11                           8.08          93,750             93,984
Wastequip
   1st Lien Term Loan
      05-12-12                           7.57         785,269            785,269
Wastequip
   2nd Lien Term Loan
      07-15-12                          10.82         500,000            502,500
Wastequip
   Term Loan
      05-12-12                           0.50         210,785(b,k)       210,785
                                                                     -----------
Total                                                                 18,507,996
--------------------------------------------------------------------------------
ELECTRIC (5.1%)
AES
   Term Loan
      04-30-08                      6.75-7.50       1,571,429          1,573,393
ANP Funding I LLC
   Tranche A 2nd Lien Term Loan
      07-29-10                           8.87       3,174,357          3,184,928
Calpine Generating
   1st Lien Term Loan
      04-01-09                           9.07         500,000            512,710
Calpine Generating
   2nd Lien Term Loan
      12-22-07                           9.37       1,000,000          1,014,690
Calpine
   1st Lien DIP Term Loan
      12-20-07                           7.65         277,875            279,056
Coleto Creek Power
   2nd Lien Term Loan
      06-28-13                           9.37         698,250            649,373
Dynegy Holdings
   Term Loan
      01-31-12                           7.07         925,000            925,000
Enersys
   Tranche B Term Loan
      03-17-11                      7.37-7.59       1,992,360          2,001,086
La Paloma
   2nd Lien Term Loan
      08-16-13                           8.48       1,000,000(b)       1,008,750
      08-16-13                           8.48         500,000            504,375

 SENIOR LOANS (CONTINUED)

ISSUER                                COUPON       PRINCIPAL            VALUE(a)
                                       RATE          AMOUNT
ELECTRIC (CONT.)
LSP Gen Finance
   2nd Lien Term Loan
      05-04-14                           8.87%    $ 1,320,000        $ 1,328,804
LSP Gen Finance
   Term Loan
      05-04-13                           7.12         311,663            311,143
Midwest Genernation
   1st Lien Term Loan
      04-27-11                      6.87-7.06       2,703,043          2,713,180
NE Energy
   Term Loan
      10-31-13                           2.50         179,675(b)         179,675
NE Energy
   Tranche B Term Loan
      10-31-13                           2.50       1,520,325(b)       1,520,325
NRG Energy
   Term Loan
      02-01-13                           7.37       2,021,147          2,029,191
NRG Energy
   Tranche B Term Loan
      02-01-13                           7.37       2,023,169          2,033,710
Reliant Energy
   Term Loan
      04-30-10                           7.66         496,241            496,241
                                                                     -----------
Total                                                                 22,265,630
--------------------------------------------------------------------------------
ENTERTAINMENT (3.0%)
AMC Entertainment
   Term Loan
      01-26-12                           7.45       1,492,487          1,503,278
Cedar Fair
   Term Loan B
      08-29-12                           7.87       2,693,250          2,721,017
Cinemark USA
   Tranche B Term Loan
      10-05-13                           7.32       2,225,000          2,238,906
Hit Entertainment
   1st Lien Term Loan
      02-26-13                           7.62       1,000,000          1,003,750
Hit Entertainment
   2nd Lien Term Loan
      02-26-13                          10.83         500,000            502,500
Regal Cinemas
   Tranche B Term Loan
      11-10-10                           7.12       1,000,000(b)         997,780
      11-10-10                           7.12       1,988,842          1,984,427
Six Flags Theme Parks
   Tranche B Term Loan
      06-30-09                      8.62-8.73       1,584,276          1,600,119
Warner Music Group
   Tranche B Term Loan
      02-28-11                      7.31-7.41         391,140            392,364
                                                                     -----------
Total                                                                 12,944,141
--------------------------------------------------------------------------------
ENVIRONMENTAL (0.7%)
Allied Waste Inds North America
   Tranche A Term Loan
      01-15-12                           5.32         269,619            269,552
Allied Waste Inds North America
   Tranche AW Term Loan
      01-15-12                      7.07-7.21         679,533            679,192

 SENIOR LOANS (CONTINUED)

ISSUER                                COUPON       PRINCIPAL            VALUE(a)
                                       RATE          AMOUNT
ENVIRONMENTAL (CONT.)
Duratek
   Tranche B Term Loan
      10-30-11                      7.64-7.77%    $   299,331        $   301,950
Energy Solutions LLC
   Term Loan
      10-30-11                           7.57          31,447             31,722
Energy Solutions
   Tranche B Term Loan
      10-30-11                      7.64-7.77         660,671            665,348
EnviroSolutions Real Property
   Tranche B Term Loan
      07-15-12                      8.90-8.92         605,931            612,372
Synagro Technologies
   Tranche B Term Loan
      04-29-12                           7.57         222,444(b)         222,195
      04-29-12                           7.57         200,000            199,785

                                                                     -----------
Total                                                                  2,982,116
--------------------------------------------------------------------------------
FOOD AND BEVERAGE (3.5%)
Bumble Bee Seafoods LLC
   Term Loan
      04-20-11                      7.04-7.25       2,000,000          1,997,500
Chiquita Brands LLC
   Tranche C Term Loan
      06-28-12                      7.58-7.63       2,041,318          2,037,072
Constellation Brands
   Tranche B Term Loan
      05-31-13                      6.88-6.94       1,931,373          1,939,620
Del Monte
   Tranche B Term Loan
      02-08-12                      6.82-7.07       2,821,315          2,831,302
FSB Global
   2nd Lien Term Loan
      03-29-14                          11.50         525,000            527,625
FSB Global
   Tranche B Term Loan
      09-29-13                           7.88         500,000            502,500
OSI Group
   Term Loan
      09-02-11                           7.12       1,368,873          1,367,162
Restaurant Company
   Tranche B Term Loan
      05-03-13                     8.01-10.00         997,500          1,002,488
THL Food Products
   Term Loan
      11-21-10                           7.54       1,634,829          1,643,003
United Agricultural Products
   Term Loan
      06-01-12                           7.37       1,022,438          1,022,438
William Bolthouse Farms
   Tranche B Term Loan
      12-02-12                           7.63         496,250            498,319
                                                                     -----------
Total                                                                 15,369,029
--------------------------------------------------------------------------------
GAMING (2.2%)
BLB Worldwide Holdings
   1st Lien Term Loan
      07-18-11                      7.90-7.95       2,494,975          2,518,378
CCM Merger
   Tranche B Term Loan
      10-19-12                      7.37-7.40       1,198,529          1,197,030

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

3 RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

ISSUER                                  COUPON      PRINCIPAL           VALUE(a)
                                         RATE         AMOUNT
GAMING (CONT.)
MGM Holdings II
   Tranche A Term Loan
      04-08-11                             8.62%   $ 1,952,381       $ 1,927,430
Penn Natl Gaming
   Tranche A Term Loan
      10-03-13                        7.02-7.25        558,140           558,837
Penn Natl Gaming
   Tranche B Term Loan
      10-03-12                        7.02-7.25        496,241           498,240
Pinnacle Entertainment
   Tranche B Term Loan
      12-14-11                             7.32        500,000           500,875
Venetian Casino Resort
   Term Loan
      06-15-11                             7.12        170,940           170,798
Venetian Casino Resort
   Tranche B Term Loan
      06-15-11                             7.12        829,060           830,229
Venetian Macao
   Tranche B Term Loan
      05-23-13                             8.12      1,250,000         1,257,038
                                                                     -----------
Total                                                                  9,458,855
--------------------------------------------------------------------------------
GAS PIPELINES (1.0%)
El Paso
   Term Loan
      07-31-11                             5.32        475,000           477,508
EPCO Holdings
   Tranche A Term Loan
      08-18-08                        7.07-7.15        941,169           941,762
EPCO Holdings
   Tranche C Term Loan
      08-18-10                        7.32-7.37      1,795,000         1,805,374
Regency Gas Services LLC
   Term Loan B1
      08-16-13                             7.82        950,000           960,099
                                                                     -----------
Total                                                                  4,184,743
--------------------------------------------------------------------------------
HEALTH CARE (4.5%)
AGA Medical
   Tranche B Term Loan
      04-28-13                        7.62-7.72      2,087,745         2,086,450
AMN Healthcare Services
   Term Loan
      11-02-11                             7.12      1,143,422         1,144,851
Community Health Systems
   Term Loan
      08-19-11                             7.15      2,481,527         2,479,765
DaVita
   Tranche B Term Loan
      10-05-12                        7.37-7.69      1,595,043         1,602,476
DJ Orthopedics LLC
   Tranche B Term Loan
      04-07-13                             6.88        949,286           946,324
Fresenius
   Term Loan B
      03-31-13                        6.74-6.78      1,320,869(c)      1,310,487
Hanger Orthopedics Group
   Tranche B Term Loan
      09-30-09                             7.87      1,246,875         1,251,027

 SENIOR LOANS (CONTINUED)

ISSUER                                  COUPON      PRINCIPAL           VALUE(a)
                                         RATE         AMOUNT
HEALTH CARE (CONT.)
Healthcare Partners LLC
   Tranche B Term Loan
      10-31-13                             2.00%   $   800,000(b)    $   800,000
IASIS Healthcare
   Tranche B Term Loan
      06-30-11                             7.62      1,700,830         1,713,586
LifePoint Hospitals
   Tranche B Term Loan
      04-15-12                             6.95      2,000,000         1,991,120
Matria Healthcare
   Tranche B Term Loan
      09-30-11                        7.62-7.65        285,913           286,451
Natl Mentor Holding
   Term Loan
      06-29-13                             2.65         84,945            85,051
Natl Mentor Holding
   Tranche B Term Loan
      06-29-13                        7.85-7.88      1,411,518         1,413,282
Per-Se Technologies
   Tranche B Term Loan
      01-06-13                             7.57        354,023           355,574
Select Medical
   Tranche B Term Loan
      02-22-12                        7.15-9.00      1,246,835         1,223,033
Skilled Healthcare
   Tranche B 1st Lien Term Loan
      06-15-12                             8.07        396,985           399,069
Vanguard Health Systems
   Term Loan
      09-23-11                             7.87        397,007           397,754
                                                                     -----------
Total                                                                 19,486,300
--------------------------------------------------------------------------------
HOME CONSTRUCTION (0.5%)
Mattamy Funding Partnership
   Tranche B Term Loan
      04-11-13                             7.69        997,500           992,512
Rhodes Ranch
   1st Lien Term Loan
      11-21-10                             8.62        461,538           452,308
Standard-Pacific
   Term Loan B
      05-05-13                             6.93        950,000           929,813
                                                                     -----------
Total                                                                  2,374,633
--------------------------------------------------------------------------------
INDEPENDENT ENERGY (0.9%)
LSP Kendall Energy
   Tranche B Term Loan
      10-07-13                             7.37        480,943           477,937
NewPark Resources
   Term Loan B
      08-18-11                             8.64      1,575,000         1,586,813
Primary Energy Finance LLC
   Tranche B Term Loan
      08-24-12                             9.25        856,520           857,060
Riverside Energy Center
   Term Loan
      06-22-11                             9.63        280,793           287,111
Rocky Mountain Energy Center
   Term Loan
      06-22-11                             9.63        193,996           198,361

 SENIOR LOANS (CONTINUED)

ISSUER                                COUPON        PRINCIPAL           VALUE(a)
                                       RATE           AMOUNT
INDEPENDENT ENERGY (CONT.)
Rocky Mountain Energy Center
   Tranche D Term Loan
      06-24-11                             5.39%   $    22,441       $    22,889
W&T Offshore
   Tranche B Term Loan
      07-01-10                             7.65        425,000           427,125
                                                                     -----------
Total                                                                  3,857,296
--------------------------------------------------------------------------------
INTEGRATED ENERGY (0.3%)
Alon USA
   Term Loan
      06-30-13                        7.82-7.93      1,496,250         1,509,342
--------------------------------------------------------------------------------
LIFE INSURANCE (0.3%)
Conseco
   Tranche B Term Loan
      10-10-13                             7.32      1,500,000         1,501,245
--------------------------------------------------------------------------------
MEDIA CABLE (3.9%)
Cebridge
   Tranche B Term Loan
      11-05-13                             7.62        850,000           848,479
Charter Communications
   Tranche B Term Loan
      04-27-13                             8.00      1,948,731         1,962,372
CSC Holdings
   Tranche B Term Loan
      03-29-13                        7.07-7.22      2,512,375         2,509,887
Direct TV Holdings
   Tranche B Term Loan
      04-13-13                             6.82      1,379,309         1,379,461
Hallmark Entertainment
   1st Lien Term Loan B
      01-12-12                             8.38      1,000,000           998,750
Insight Midwest Holdings LLC
   Delay Draw Tranche B Term Loan
      04-06-14                               --        168,750(b,k)      169,911
Insight Midwest
   Tranche B Term Loan
      12-31-09                             7.57      1,288,478         1,295,655
MCC Iowa LLC
   Tranche D Term Loan
      01-31-15                        7.00-7.37      1,000,000           997,500
Mediacom Illinois LLC
   Tranche C Term Loan
      02-05-15                        6.75-7.12      1,000,000           998,910
MediaComm Illinois LLC
   Term Loan A
      09-30-12                        6.57-6.87        538,330           527,369
NTL Telewest
   Term Loan
      01-10-12                             7.32      1,500,000         1,504,695
Quebecor Media
   Tranche B Term Loan
      01-17-13                        7.35-7.37      1,889,481(c)      1,898,135
UPC Financing Partnership
   Tranche J2 Term Loan
      03-29-13                             7.64        887,500           887,438
UPC Financing Partnership
   Tranche K2 Term Loan
      12-31-13                             7.64        887,500           886,950
                                                                     -----------
Total                                                                 16,865,512
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

4 RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

ISSUER                                  COUPON     PRINCIPAL            VALUE(a)
                                         RATE        AMOUNT
MEDIA NON CABLE (6.4%)
Adams Outdoor Advertising
   Tranche B Term Loan
      10-18-12                        7.13-7.15%  $   170,846        $   170,918
American Media Operations
   Term Loan
      01-31-13                             8.37       500,000            502,815
American Media Operations
   Tranche C Term Loan
      01-30-13                             8.37     1,500,000          1,508,445
Barrington Broadcasting Group
   Term Loan B
      08-11-13                             7.65     2,650,000          2,665,449
Black Press Group
   Term Loan B1
      08-01-13                             7.50       280,000            281,750
Black Press Group
   Term Loan B2
      08-01-13                        7.47-7.50       170,000            171,063
Cenveo
   Tranche B Term Loan
      06-21-13                        7.37-7.39       997,500            999,994
CMP Susquehanna
   Term Loan
      05-05-13                        7.38-7.44     1,952,143          1,955,813
Cumulus Media
   Tranche B Term Loan
      07-07-13                        7.32-7.63     1,246,875          1,252,074
Dex Media West LLC
   Tranche B Term Loan
      03-09-10                        6.82-6.90       934,719            929,877
Gate House Media
   1st Lien Term Loan
      12-06-13                             7.57     1,468,421          1,468,421
Gray Television
   Tranche B Term Loan
      11-22-12                        6.87-6.88     1,207,579          1,205,163
Gray Television
   Tranche B1 Term Loan
      05-22-13                             6.88       746,241            745,308
Media News Group
   Term Loan C
      06-27-13                             7.07       448,875            448,875
New Publishing
   Term Loan B
      08-05-12                             8.44       269,735            270,409
NextMedia
   2nd Lien Term Loan
      11-15-13                             9.82       500,000            501,875
NextMedia
   Term Loan
      11-15-12                             7.32       489,701            487,535
Nielsen Finance
   Term Loan B
      08-09-13                             8.19     2,475,000          2,478,860
Panamsat
   Tranche B Term Loan
      10-06-13                             7.87     2,060,000          2,076,562
Philadelphia Newspapers LLC
   Tranche B Term Loan
      06-29-13                             8.12     1,246,875          1,228,172

 SENIOR LOANS (CONTINUED)

ISSUER                                  COUPON     PRINCIPAL            VALUE(a)
                                         RATE        AMOUNT
MEDIA NON CABLE (CONT.)
RH Donnelly
   Tranche B2 Term Loan
      06-30-11                        6.83-6.90%  $   963,593        $   959,980
Spanish Broadcasting System
   Tranche B 1st Lien Term Loan
      06-11-12                             7.12     1,486,097          1,484,240
Van Wagner
   Term Loan
      07-28-13                               --     1,000,000(b,k)     1,000,000
Wenner Media LLC
   Tranche B Term Loan
      10-02-13                             7.07     2,000,000          2,010,000
Yell Finance
   Term Loan B
      10-29-12                             7.32     1,575,000          1,581,694
                                                                     -----------
Total                                                                 28,385,292
--------------------------------------------------------------------------------
METALS (1.7%)
Aleris Intl
   Term Loan
      08-01-13                             7.88     2,793,000          2,793,000
Jarden
   Tranche B1 Term Loan
      01-24-12                             7.37     1,347,005          1,348,271
Mueller Group
   Tranche B Term Loan
      10-03-12                        7.32-7.62     2,490,960          2,499,130
N.E.W. Holdings I LLC
   2nd Lien Term Loan
      02-28-14                      12.32-12.37       600,000            609,000
                                                                     -----------
Total                                                                  7,249,401
--------------------------------------------------------------------------------
NON CAPTIVE DIVERSIFIED (0.4%)
Infrastrux Group
   1st Lien Term Loan
      05-05-12                             8.31       258,438            258,438
Infrastrux Group
   2nd Lien Term Loan
      05-08-13                            11.81     1,263,600          1,285,713
                                                                     -----------
Total                                                                  1,544,151
--------------------------------------------------------------------------------
OIL FIELD SERVICES (2.1%)
Chart Holdings
   1st Lien Term Loan
      10-17-12                             2.00       789,798(b)         791,773
      10-17-12                             2.00       138,096            138,440
Complete Production Services
   Tranche B Term Loan
      09-12-12                             7.81       288,316            288,766
DHS Drilling
   Term Loan
      05-04-12                             8.39       748,000            744,260
      05-04-12                             1.00       250,000(b,k)       248,750
Dresser
   Term Loan
      10-31-13                             2.75     1,075,000(b)       1,075,000
Helix Energy Solutions Group
   Tranche B Term Loan
      07-01-13                        7.32-7.64     1,296,731          1,297,431
Key Energy Group
   Tranche B Term Loan
      06-30-12                        9.12-9.23     2,048,315          2,058,556

 SENIOR LOANS (CONTINUED)

ISSUER                                  COUPON     PRINCIPAL            VALUE(a)
                                         RATE        AMOUNT
OIL FIELD SERVICES (CONT.)
Niska Gas Storage US
   Term Loan
      05-12-13                        7.14-7.17%  $    94,977        $    94,859
Niska Gas Storage
   Term Loan
      05-12-13                        7.14-7.17       588,523            587,787
      05-12-13                             0.50        63,636(b,k)        63,438
Venoco
   2nd Lien Term Loan
      04-28-11                       9.88-10.00     2,000,000          2,006,260
                                                                     -----------
Total                                                                  9,395,320
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTITUTIONS (0.6%)
Ameritrade Holding
   Tranche B Term Loan
      12-31-12                             6.82       888,409            887,672
JG Wentworth
   Tranche B Term Loan
      04-12-11                             8.87     1,000,000          1,008,749
NASDAQ Stock Market
   Tranche B Term Loan
      05-19-12                        7.07-7.11       404,091            404,216
NASDAQ Stock Market
   Tranche C Term Loan
      05-19-12                        7.03-7.16       234,242            234,390
                                                                     -----------
Total                                                                  2,535,027
--------------------------------------------------------------------------------
OTHER INDUSTRY (1.0%)
Alliance Laundry
   Term Loan
      01-27-12                             7.57     1,518,630          1,530,020
Dresser-Rand Group
   Tranche B Term Loan
      10-29-11                        7.37-7.62       820,761            822,812
Education Management
   Tranche B Term Loan
      06-01-13                             7.88       822,938            827,826
Mosaic Global Holding
   Term Loan B
      02-21-12                        6.81-7.06       985,374            984,349
                                                                     -----------
Total                                                                  4,165,007
--------------------------------------------------------------------------------
OTHER UTILITY (0.3%)
BRSP LLC
   Term Loan
      07-13-09                             8.58     1,450,000          1,457,250
--------------------------------------------------------------------------------
PACKAGING (3.2%)
Berry Plastics
   Term Loan
      09-20-13                        7.10-7.12     1,550,000          1,550,000
Bluegrass Container
   2nd Lien Term Loan
      12-30-13                            10.32       378,788            382,576
Bluegrass Container
   Delayed Draw 2nd Lien Term Loan
      12-30-13                            10.32       121,212            122,424
Bluegrass Container
   Delayed Draw Term Loan B
      06-30-13                             7.57       114,864            115,725

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

5 RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

ISSUER                                   COUPON      PRINCIPAL          VALUE(a)
                                          RATE         AMOUNT
PACKAGING (CONT.)
Bluegrass Container
   Tranche B Term Loan
      06-30-13                         7.57-7.62%   $ 1,381,386      $ 1,391,747
Bway
   Tranche B Term Loan
      07-17-13                              7.13      1,246,711        1,248,269
Crown Americas LLC
   Tranche B Term Loan
      11-15-12                              7.07        500,000          500,000
Crown Americas
   Term Loan B
      11-15-12                              7.25        200,000          200,000
Graham Packaging LP
   Tranche B Term Loan
      10-07-11                         7.63-7.88      1,497,551        1,504,410
Graham Packaging
   Tranche B Term Loan
      10-07-11                         7.63-7.88        497,468          499,747
Graham Packaging
   Tranche C 2nd Lien Term Loan
      04-07-12                              9.69      1,357,143        1,363,087
Graphic Packaging Intl
   Tranche B Term Loan
      08-08-10                         7.75-8.14      2,006,256        2,027,040
Solo Cup
   2nd Lien Term Loan
      02-27-12                             11.37      2,000,000        2,050,000
Solo Cup
   Term Loan B
      02-27-11                         8.57-8.62        500,000          502,155
White Birch
   1st Lien Term Loan
      04-08-12                              8.62        496,229          502,020
                                                                     -----------
Total                                                                 13,959,200
--------------------------------------------------------------------------------
PAPER (1.7%)
Boise Cascade LLC
   Tranche D Term Loan
      10-28-11                         7.09-7.13        830,830          834,469
Georgia Pacific
   2nd Lien Term Loan
      12-23-13                              8.39      2,165,000        2,190,179
Merrill
   Term Loan
      05-15-11                         7.57-7.62        298,500          298,500
NewPage
   Tranche B 1st Lien Term Loan
      05-02-11                         8.32-8.37      1,298,572        1,305,065
Smurfit Stone Container
   Term Loan
      11-01-10                              5.22      1,493,200        1,500,666
Smurfit Stone Container
   Tranche C1 Term Loan
      11-01-11                              7.63        791,454          795,910
Smurfit-Stone Container
   Tranche B Term Loan
      11-01-11                         7.63-7.69        322,627          324,340
Smurfit-Stone Container
   Tranche C Term Loan
      11-01-11                         7.62-7.69        250,125          250,125
                                                                     -----------
Total                                                                  7,499,254
--------------------------------------------------------------------------------

 SENIOR LOANS (CONTINUED)

ISSUER                                   COUPON      PRINCIPAL          VALUE(a)
                                          RATE         AMOUNT
PROPERTY & CASUALTY (0.2%)
USI Holdings
   Tranche B Term Loan
      08-11-08                              7.75%   $   797,995      $   799,990
--------------------------------------------------------------------------------
RAILROADS (0.1%)
Kansas City Southern Railway
   Term Loan
      04-28-13                         7.11-7.15        455,637          456,635
--------------------------------------------------------------------------------
REITS (1.0%)
Capital Automotive REIT
   Tranche B Term Loan
      12-16-10                              7.08      2,300,176        2,307,215
Landsource Communities Development
   Term Loan B
      03-31-10                              7.88      2,000,000        1,983,760
                                                                     -----------
Total                                                                  4,290,975
--------------------------------------------------------------------------------
RESTAURANTS (1.9%)
Arby's Restaurant Group
   Term Loan
      07-25-12                         7.57-7.63        925,514          929,151
Burger King
   Tranche B1 Term Loan
      06-30-12                              6.88      1,183,383        1,182,566
Cracker Barrel
   Tranche B Term Loan
      05-13-13                              1.50          2,215            2,207
Dennys
   1st Lien Term Loan
      09-21-09                         8.57-8.62        308,663          309,048
Dominos
   Tranche B Term Loan
      06-25-10                         6.88-6.94      2,981,030        2,983,505
El Pollo Loco
   Term Loan
      11-18-11                              8.40        496,250          496,662
NPC Intl
   Tranche B Term Loan
      05-03-13                         6.97-7.22      1,724,392        1,715,770
Sonic
   Term Loan B
      09-22-13                              7.32        666,000          667,385
                                                                     -----------
Total                                                                  8,286,294
--------------------------------------------------------------------------------
RETAILERS (5.1%)
Buhrmann U.S.
   Tranche D1 Term Loan
      12-30-10                         7.14-7.22        994,911          994,911
CSK Auto
   Term Loan
      08-04-12                         8.38-8.44        525,000          528,938
General Nutrition Center
   Term Loan B
      12-05-09                         8.07-8.15        167,426          168,681
Jack In The Box
   Term Loan B
      01-08-11                         6.87-6.90      2,421,427        2,430,507
Jean Coutu
   Tranche B Term Loan
      07-30-11                         7.88-7.94      2,603,532(c)     2,609,676

 SENIOR LOANS (CONTINUED)

ISSUER                                   COUPON      PRINCIPAL          VALUE(a)
                                          RATE         AMOUNT
RETAILERS (CONT.)
Michaels Stores
   Tranche B Term Loan
      10-31-13                              3.00%   $ 5,400,000      $ 5,467,501
Neiman Marcus
   1st Lien Term Loan
      04-04-13                              7.64      1,900,000        1,914,079
Niagara Acquisition
   Tranche B Term Loan
      02-11-12                              7.38        496,222          497,462
Pep Boys-Manny Moe & Jack
   Tranche B Term Loan
      10-27-13                              2.75        775,000(b)       783,719
Petco Animal Supplies
   Term Loan
      10-26-13                              8.10      1,800,000        1,809,000
Rent-A-Center
   Tranche B Term Loan
      10-27-12                              1.75        775,000(b)       776,697
Sports Authority
   Term Loan B
      05-03-13                              7.62      2,244,375        2,231,290
The Pantry
   Tranche B Term Loan
      01-02-12                              7.07        497,494          497,494
TravelCenters of America
   Tranche C Term Loan
      12-01-11                         7.10-7.12      1,458,579        1,461,613
                                                                     -----------
Total                                                                 22,171,568
--------------------------------------------------------------------------------
SUPERMARKETS (0.4%)
Supervalu
   Tranche B Term Loan
      06-02-12                              7.19      1,697,753        1,702,133
--------------------------------------------------------------------------------
TECHNOLOGY (4.2%)
Acxiom
   Term Loan B
      09-14-12                         7.07-7.14        650,000          652,847
Advanced Mico Devices
   Tranche B Term Loan
      10-24-13                              2.25      1,775,000(b)     1,782,029
Affiliated Computer Services
   Tranche B Term Loan
      03-20-13                              7.39        893,250          894,688
Asurion
   1st Lien Term Loan
      08-18-12                              8.40        698,471          703,710
Asurion
   2nd Lien Term Loan
      02-18-13                             11.57      1,200,000        1,215,000
Infor Global Solutions
   1st Lien Term Loan
      07-28-12                              9.12        657,143          661,795
Infor Global Solutions
   Delayed Draw 1st Lien Term Loan
      07-28-12                              9.12        342,857          345,429
Info-USA
   Term Loan B
      02-14-12                              7.08      1,475,050        1,471,363

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

6 RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

ISSUER                                  COUPON      PRINCIPAL           VALUE(a)
                                         RATE         AMOUNT
TECHNOLOGY (CONT.)
IPC Acquisition
   1st Lien Term Loan
       09-29-13                            7.87%   $   775,000      $    779,363
IPC Acquisition
   2nd Lien Term Loan
      09-29-14                            11.87        250,000           251,563
Nuance Communication
   Term Loan
      03-31-13                             7.32        995,000           988,164
Reynolds & Reynolds
   1st Lien Term Loan
      10-25-12                             7.82      1,225,000         1,232,656
Reynolds & Reynolds
   2nd Lien Term Loan
      10-25-13                            10.82        975,000           990,844
Sanmina
   Tranche B Term Loan
      01-31-08                             7.88      1,100,000         1,102,068
Semiconductor
   Tranche H Term Loan
      12-15-11                             7.58      1,000,000(b)      1,003,750
      12-15-11                             7.58        900,843           904,220
Sensata Technologies
   Term Loan
      04-27-13                        7.10-7.13        500,000(b)        496,640
      04-27-13                        7.10-7.13        997,500           990,797
Solar Capital
   Term Loan
      02-11-13                             8.00      1,295,213         1,305,679
WorldSpan LP
   Term Loan
      02-17-10                        8.13-8.19        491,333           491,028
                                                                    ------------
Total                                                                 18,263,633
--------------------------------------------------------------------------------
TEXTILE (0.8%)
Hanesbrands
   1st Lien Term Loan B
      09-05-13                        7.62-7.69      2,375,000         2,393,715
St John Knits
   Tranche B Term Loan
      03-23-12                             9.32      1,075,331         1,069,954
                                                                    ------------
Total                                                                  3,463,669
--------------------------------------------------------------------------------
TOBACCO (0.6%)
Alliance One Intl
   Tranche B Term Loan
      05-13-10                             8.82        691,788           699,141
Commonwealth Brands
   Tranche B Term Loan
      12-15-12                             7.69      1,012,503         1,018,325
Reynolds American
   Term Loan
      05-31-12                        7.25-7.31      1,022,438         1,027,550
                                                                    ------------
Total                                                                  2,745,016
--------------------------------------------------------------------------------
TRANSPORTATION SERVICES (0.7%)
Hertz
   Term Loan
      12-21-12                             5.39        223,009           224,602

 SENIOR LOANS (CONTINUED)

ISSUER                                  COUPON      PRINCIPAL           VALUE(a)
                                         RATE         AMOUNT
TRANSPORTATION SERVICES (CONT.)
Vanguard Car RentalHertz
   Tranche B Term Loan
      12-21-12                        7.60-7.73%   $ 1,771,840      $  1,784,383
   Tranche B Term Loan
      06-13-13                        8.32-8.37        935,000           941,078
                                                                    ------------
Total                                                                  2,950,063
--------------------------------------------------------------------------------
WIRELESS (2.6%)
Centennial Cellular Operating LLC
   Tranche C Term Loan
      02-09-11                        7.57-7.65        923,594(b)        928,212
      02-09-11                        7.57-7.65        500,000           502,500
Consolidated Communications
   Tranche D Term Loan
      10-14-11                        7.37-7.41      1,506,625         1,510,392
Cricket Communications
   Tranche B Term Loan
      06-16-13                             8.12      1,496,250         1,505,287
Crown Castle Operating
   Tranche B Term Loan
      06-01-14                             7.65      1,995,000         2,001,763
Hawaiian Telcom Communication
   Term Loan B
      10-31-12                             7.62      1,000,000(b)      1,001,070
      10-31-12                             7.62        997,773           998,840
Ntelos
   1st Lien Tranche B Term Loan
      08-24-11                             7.57      1,801,742         1,807,381
Paetec Communications
   2nd Lien Term Loan
      06-30-13                            12.88      1,000,000         1,018,750
                                                                    ------------
Total                                                                 11,274,195
--------------------------------------------------------------------------------
WIRELINES (3.5%)
Alaska Communications System
   Tranche B2 1st Lien Term Loan
      02-01-12                             7.12      1,250,000         1,250,000
Alaska Communications
   Term Loan
      02-01-12                             7.12        500,000           499,875
Cincinnati Bell
   Tranche B Term Loan
      08-31-12                        6.82-7.03      1,992,456         1,988,411
Fairpoint Communications
   Term Loan
      02-08-12                             7.13        750,000           748,598
Iowa Telecommunications
   Tranche B Term Loan
      11-23-11                        7.12-7.15      2,000,000         2,000,500
Level 3 Communications
   Term Loan
      12-01-11                             8.40      2,000,000(b)      2,020,000
      12-01-11                             8.40      2,000,000         2,019,999
Madison River Capital LLC
   Tranche B1 Term Loan
      07-29-12                             7.62      1,485,714         1,491,286
Time Warner Telecom
   Tranche B Term Loan
      10-12-13                             2.25      1,625,000(b)      1,632,443

 SENIOR LOANS (CONTINUED)

ISSUER                                  COUPON      PRINCIPAL           VALUE(a)
                                         RATE         AMOUNT
WIRELINES (CONT.)
Windstream
   Tranche B Term Loan
      07-17-13                             7.26%   $ 1,500,000      $  1,507,260
                                                                    ------------
Total                                                                 15,158,372
--------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $377,675,014)                                                $377,475,178
--------------------------------------------------------------------------------

 BONDS (12.1%)

ISSUER                                  COUPON        PRINCIPAL         VALUE(a)
                                         RATE           AMOUNT

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (0.9%)
U.S. Treasury Inflation-Indexed Bond
      01-15-07                             3.38%   $ 3,860,640(h)   $  3,815,484
--------------------------------------------------------------------------------
ASSET-BACKED (0.4%)
Citibank Credit Card Issuance Trust
   Series 2006-B1 Cl B1
      03-07-11                             5.43        250,000(i)        250,156
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
      07-25-36                             5.58        210,149(i)        210,397
Countrywide Home Equity Loan Trust
   Series 2005-M Cl A2 (MBIA)
      02-15-36                             5.44      1,041,444(i,l)    1,041,769
Providian Gateway Master Trust
   Series 2004-AA Cl C
      03-15-11                             6.22        230,000(d,i)      230,719
                                                                      ----------
Total                                                                  1,733,041
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED (0.1%)(f)
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21                             5.76        243,726(d,i)      244,535
--------------------------------------------------------------------------------
MORTGAGE-BACKED (1.6%)(f)
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
      09-25-46                             5.70      1,465,994(e)      1,464,734
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
      10-25-46                             5.58      1,469,167(e)      1,469,167
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
      07-25-46                             5.55        984,980(i)        987,426
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
      04-25-46                             5.62        473,834(e)        474,063
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
      01-19-36                             5.66        940,255(e)        941,346
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-12 Cl 2A11
      12-19-37                             5.41      1,500,000(b,e)    1,499,999
                                                                      ----------
Total                                                                  6,836,735
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

7 RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

ISSUER                               COUPON        PRINCIPAL           VALUE(a)
                                      RATE          AMOUNT
AUTOMOTIVE (0.2%)
Ford Motor Credit
      04-15-12                          9.82%   $ 1,000,000(i)      $  1,042,978
--------------------------------------------------------------------------------
BUILDING MATERIALS (0.1%)
Ainsworth Lumber
      04-01-13                          9.37        500,000(c,i)         380,000
CPG Intl I
   Sr Unsecured
      07-01-12                         12.39        125,000(i)           127,500
                                                                    ------------
Total                                                                    507,500
--------------------------------------------------------------------------------
CHEMICALS (2.0%)
BCI US Finance/Borden 2 Nova Scotia
   Secured
      07-15-10                         11.87      1,575,000(d,i)       1,606,500
Hexion US Finance/Nova Scotia
   Secured
      11-15-14                          9.87      3,800,000(b,d,i)     3,785,749
Huntsman Intl LLC
      07-01-09                         10.13      1,500,000            1,522,500
Nova Chemicals
   Sr Unsecured
      11-15-13                          8.41      1,875,000(c,i)       1,907,813
                                                                    ------------
Total                                                                  8,822,562
--------------------------------------------------------------------------------
ENTERTAINMENT (0.6%)
AMC Entertainment
      08-15-10                          9.66      1,000,000(i)         1,032,500
AMC Entertainment
   Sr Sub Nts
      02-01-11                          9.50        375,000              376,406
Universal City Florida Holdings I/II
   Sr Nts
      05-01-10                         10.24      1,000,000(i)         1,028,750
                                                                    ------------
Total                                                                  2,437,656
--------------------------------------------------------------------------------
GAMING (0.1%)
Wheeling Island Gaming
      12-15-09                         10.13        250,000              255,625
--------------------------------------------------------------------------------
HEALTH CARE (0.7%)
Healthsouth
   Sr Nts
      06-15-14                         11.42      1,125,000(d,i)       1,158,750
Select Medical
   Sr Unsecured
      09-15-15                         11.18      1,000,000(i)           842,500
US Oncology Holdings
   Sr Nts
      03-15-15                         10.68      1,000,000(i)         1,022,500
                                                                    ------------
Total                                                                  3,023,750
--------------------------------------------------------------------------------

 BONDS (CONTINUED)

 ISSUER                              COUPON        PRINCIPAL           VALUE(a)
                                      RATE          AMOUNT
LODGING (0.9%)
Felcor Lodging LP
   Secured
      12-01-11                          7.28%   $ 3,000,000(d,i)    $  2,992,500
Felcor Lodging LP
   Sr Nts
      06-01-11                          9.57        800,000(i)           816,000
                                                                    ------------
Total                                                                  3,808,500
--------------------------------------------------------------------------------
MEDIA CABLE (0.2%)
CCO Holdings LLC/Capital
   Sr Nts
      12-15-10                          9.52      1,000,000(i)         1,023,750
--------------------------------------------------------------------------------
MEDIA NON CABLE (0.5%)
Intelsat Subsidiary Holding
      01-15-12                         10.48      1,500,000(c,i)       1,520,625
Primedia
   Sr Nts
      05-15-10                         10.78        750,000(i)           776,250
                                                                    ------------
Total                                                                  2,296,875
--------------------------------------------------------------------------------
OIL FIELD SERVICES (0.6%)
Dresser
      04-15-11                         10.13      1,005,000            1,045,200
Parker Drilling
   Sr Nts
      09-01-10                         10.15      1,666,000(i)         1,699,320
                                                                    ------------
Total                                                                  2,744,520
--------------------------------------------------------------------------------
PACKAGING (0.3%)
Berry Plastics Holding
   Secured
      09-15-14                          9.27      1,480,000(d,i)       1,496,650
--------------------------------------------------------------------------------
PAPER (0.1%)
Boise Cascade LLC
      10-15-12                          8.25        250,000(i)           252,500
NewPage
   Secured
      05-01-12                         11.74        250,000(i)           270,000
                                                                    ------------
Total                                                                    522,500
--------------------------------------------------------------------------------
RETAILERS (0.3%)
Michaels Stores
   Sr Sub Nts
      11-01-16                         11.38        910,000(d)           911,137
United Auto Group
      03-15-12                          9.63        250,000              263,438
                                                                    ------------
Total                                                                  1,174,575
--------------------------------------------------------------------------------

 BONDS (CONTINUED)

ISSUER                               COUPON        PRINCIPAL           VALUE(a)
                                      RATE          AMOUNT
TECHNOLOGY (1.0%)
NXP Funding LLC
   Secured
      10-15-13                          8.12%   $ 3,185,000(d,i)    $  3,212,869
Sungard Data Systems
      08-15-13                          9.97      1,000,000(i)         1,040,000
                                                                    ------------
Total                                                                  4,252,869
--------------------------------------------------------------------------------
TEXTILE (0.4%)
Levi Strauss & Co
   Sr Unsub
      04-01-12                         10.12      1,500,000(i)         1,546,875
--------------------------------------------------------------------------------
TRANSPORTATION SERVICES (0.3%)
Avis Budget Car Rental
   Sr Nts
      05-15-14                          7.91      1,550,000(d,i)       1,515,125
--------------------------------------------------------------------------------
WIRELESS (0.2%)
Centennial Communications
   Sr Nts
      01-01-13                         11.12      1,000,000(i)         1,040,000
--------------------------------------------------------------------------------
WIRELINES (0.6%)
Level 3 Financing
      03-15-11                         11.80      1,000,000(i)         1,052,500
Qwest Communications Intl
      02-15-09                          8.91      1,750,000(i)         1,778,438
                                                                    ------------
Total                                                                  2,830,938
--------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $53,048,138)                                                 $ 52,973,043
--------------------------------------------------------------------------------

 MONEY MARKET FUND (5.8%)

                                                  SHARES                VALUE(a)
RiverSource Short-Term
   Cash Fund                                     25,388,257(g)      $ 25,388,257
--------------------------------------------------------------------------------
Total Money Market Fund
(Cost: $25,388,257)                                                 $ 25,388,257
--------------------------------------------------------------------------------
Total Investments in Securities
(Cost: $456,111,409)(m)                                             $455,836,478
================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

8 RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.

(b) At Oct. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $31,604,815.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2006, the value of foreign securities represented 3.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2006, the value of these securities amounted to $17,154,534 or 3.9% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation- adjusted principal amount.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2006.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) At Oct. 31, 2006, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrow draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. At Oct. 31, 2006 these rates range from 7.12-8.37%.

      Atrium Companies                                              $   84,035
      DHS Drilling                                                     248,750
      Insight Midwest Holdings LLC                                     169,911
      Lucite Intl                                                      327,266
      Niska Gas Storage                                                 63,438
      Van Wagner                                                     1,000,000
      Wastequip                                                        210,785
      ------------------------------------------------------------------------
      Total                                                         $2,104,185
      ------------------------------------------------------------------------

(l) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

      MBIA -- MBIA Insurance Corporation

(m) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $456,111,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 1,073,000
      Unrealized depreciation                                      (1,348,000)
      -----------------------------------------------------------------------
      Net unrealized depreciation                                 $  (275,000)
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------

9 RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                             S-6501-80 F (12/06)

                               PORTFOLIO HOLDINGS
                                      FOR
                     RIVERSOURCE INCOME OPPORTUNITIES FUND
                                AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (89.1%)

ISSUER                                   COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
ASSET-BACKED (0.2%)
Metris Master Trust
  Series 2005-1A Cl D
    03-21-11                               7.22%   $  775,000(b,d)   $   775,619
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE (4.0%)
Communications & Power Inds
  Sr Sub Nts
    02-01-12                               8.00     3,380,000          3,396,900
CPI Intl
  Sr Nts
    02-01-15                               8.83     1,255,000(b,d)     1,305,200
DRS Technologies
    02-01-16                               6.63     4,895,000          4,846,050
L-3 Communications
    07-15-13                               6.13       320,000            315,200
L-3 Communications
  Sr Sub Nts
    01-15-15                               5.88       550,000            532,125
L-3 Communications
  Sr Sub Nts
  Series B
    10-15-15                               6.38     1,750,000          1,723,750
TransDigm
  Sr Sub Nts
    07-15-14                               7.75     1,770,000(d)       1,818,675
                                                                     -----------
Total                                                                 13,937,900
--------------------------------------------------------------------------------

AUTOMOTIVE (3.9%)
Ford Motor Credit
    06-16-08                               6.63     1,200,000          1,177,345
Ford Motor Credit
  Sr Nts
    08-10-11                               9.88     3,305,000          3,417,932
GMAC
    04-15-16                               7.70     4,140,000          3,689,775
GMAC LLC
    09-15-11                               6.88     4,185,000          4,213,726
    11-01-31                               8.00       865,000            921,225
                                                                     -----------
Total                                                                 13,420,003
--------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                   COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
BROKERAGE (1.0%)
LaBranche & Co
  Sr Nts
    05-15-12                              11.00%   $3,210,000        $ 3,466,800
--------------------------------------------------------------------------------

BUILDING MATERIALS (0.7%)
Norcraft Companies LP/Finance
  Sr Sub Nts
    11-01-11                               9.00     1,565,000          1,604,125
Owens Corning
  Sr Unsecured
    12-01-16                               6.50       800,000(d)         813,509
                                                                     -----------
Total                                                                  2,417,634
--------------------------------------------------------------------------------

CHEMICALS (6.6%)
BCP Crystal US Holdings
  Sr Sub Nts
    06-15-14                               9.63     1,643,000          1,803,193
Chemtura
    06-01-16                               6.88     2,484,000          2,428,110
Georgia Gulf
  Sr Sub Nts
    10-15-16                              10.75     2,875,000(d)       2,810,312
Hexion US Finance/Nova Scotia
  Secured
    07-15-14                               9.00     1,690,000          1,901,250
Hexion US Finance/Nova Scotia
  Sr Nts
    11-15-14                               9.75     1,540,000(d,h)     1,536,150
INEOS Group Holdings
  Sr Sub Nts
    02-15-16                               8.50     2,175,000(c,d)     2,093,438
INVISTA
    05-01-12                               9.25     2,305,000(d)       2,449,062
Lyondell Chemical
    09-15-16                               8.25     2,300,000          2,369,000
NALCO
  Sr Nts
    11-15-11                               7.75     3,170,000          3,225,474
PQ
    02-15-13                               7.50     2,239,000          2,143,843
                                                                     -----------
Total                                                                 22,759,832
--------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                   COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
CONSTRUCTION MACHINERY (0.5%)
Case New Holland
    03-01-14                               7.13%   $1,035,000        $ 1,042,763
United Rentals North America
    02-15-12                               6.50       790,000            770,250
                                                                     -----------
Total                                                                  1,813,013
--------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.5%)
American Achievement
  Sr Sub Nts
    04-01-12                               8.25       915,000            933,300
Chattem
  Sr Sub Nts
    03-01-14                               7.00     1,860,000          1,808,850
Sealy Mattress
  Sr Sub Nts
    06-15-14                               8.25     2,465,000          2,557,438
Visant
    10-01-12                               7.63     3,315,000          3,348,150
                                                                     -----------
Total                                                                  8,647,738
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.6%)
ALH Finance LLC
  Sr Sub Nts
    01-15-13                               8.50       212,000            210,410
Covalence Specialty Materials
  Sr Sub Nts
    03-01-16                              10.25       890,000(d)         861,075
RBS Global & Rexnord
    08-01-14                               9.50       907,000(d)         929,675
                                                                     -----------
Total                                                                  2,001,160
--------------------------------------------------------------------------------

ELECTRIC (8.2%)
Aquila Canada Finance
    06-15-11                               7.75     2,625,000(c)       2,772,050
Dynegy Holdings
    05-15-18                               7.13     1,420,000          1,320,600
Dynegy Holdings
  Sr Unsecured
    05-01-16                               8.38     2,030,000          2,085,825

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

ISSUER                                   COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
ELECTRIC (CONT.)
Edison Mission Energy
  Sr Nts
    06-15-13                               7.50%   $1,405,000(d)     $ 1,443,638
Florida Power & Light
  1st Mtge
    09-01-35                               5.40     1,600,000          1,545,478
IPALCO Enterprises
  Secured
    11-14-11                               8.63     4,995,000          5,357,137
Midwest Generation LLC
  Series B
    01-02-16                               8.56       597,718            645,536
Mirant Americas Generation LLC
  Sr Nts
    05-01-11                               8.30     1,100,000          1,113,750
Mirant North America LLC
    12-31-13                               7.38     2,540,000          2,568,575
NRG Energy
    02-01-14                               7.25     2,745,000          2,775,880
PacifiCorp
  1st Mtge
    06-15-35                               5.25     2,465,000          2,296,074
Reliant Energy
  Secured
    07-15-13                               9.50     1,345,000          1,408,888
Salton Sea Funding
  Sr Nts Series C
    05-30-10                               7.84       274,929            282,833
Southern California Edison
  1st Mtge
    04-01-35                               5.75     2,810,000          2,809,833
                                                                     -----------
Total                                                                 28,426,097
--------------------------------------------------------------------------------

ENTERTAINMENT (0.6%)
AMC Entertainment
    02-01-16                              11.00     1,735,000          1,919,344
--------------------------------------------------------------------------------

ENVIRONMENTAL (1.8%)
Allied Waste North America
  Secured
    04-15-11                               6.38       295,000            289,838
Allied Waste North America
  Secured Series B
    02-15-11                               5.75     1,785,000          1,718,063
Allied Waste North America
  Series B
    09-01-12                               9.25       765,000            813,769
    05-15-16                               7.13       500,000            495,000
Clean Harbors
    07-15-12                              11.25       745,000            838,125
WCA Waste
  Sr Nts
    06-15-14                               9.25     1,865,000(d)       1,930,274
                                                                     -----------
Total                                                                  6,085,069
--------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.1%)
ASG Consolidated LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
    11-01-11                               9.86     1,320,000(g)       1,151,700

BONDS (CONTINUED)

ISSUER                                   COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
FOOD AND BEVERAGE (CONT.)
Constellation Brands
    09-01-16                               7.25%   $2,250,000        $ 2,286,563
Cott Beverages USA
    12-15-11                               8.00     4,605,000          4,708,612
Pinnacle Foods Group
  Sr Sub Nts
    12-01-13                               8.25     2,650,000          2,656,625
                                                                     -----------
Total                                                                 10,803,500
--------------------------------------------------------------------------------

GAMING (5.5%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
  1st Mtge
    03-01-12                              10.13     2,715,000          2,850,749
Harrah's Operating
    06-01-16                               6.50     3,205,000          2,820,951
    10-01-17                               5.75       685,000            564,575
Majestic Star Casino LLC/Capital
    10-15-10                               9.50     3,670,000          3,706,699
Mandalay Resort Group
  Sr Nts
    12-15-11                               6.38       300,000            291,750
MGM MIRAGE
    10-01-09                               6.00       150,000            148,125
    07-15-15                               6.63       850,000            804,313
MGM MIRAGE
  Sr Nts
    02-27-14                               5.88       725,000            665,188
Mohegan Tribal Gaming Authority
  Sr Nts
    02-15-13                               6.13     1,140,000          1,130,025
Pokagon Gaming Authority
  Sr Nts
    06-15-14                              10.38     1,830,000(d)       1,962,675
Tunica-Biloxi Gaming Authority
  Sr Unsecured
    11-15-15                               9.00     2,590,000(d)       2,677,413
Wheeling Island Gaming
    12-15-09                              10.13     1,465,000          1,497,963
                                                                     -----------
Total                                                                 19,120,426
--------------------------------------------------------------------------------

GAS PIPELINES (3.6%)
Colorado Interstate Gas
  Sr Nts
    11-15-15                               6.80       400,000            406,506
Southern Star Central
  Sr Nts
    03-01-16                               6.75     3,670,000          3,642,475
Williams Companies
    09-01-21                               7.88     4,886,000          5,166,945
Williams Companies
  Sr Nts
    07-15-19                               7.63     2,919,000          3,072,248
                                                                     -----------
Total                                                                 12,288,174
--------------------------------------------------------------------------------

HEALTH CARE (7.1%)
Community Health Systems
  Sr Sub Nts
    12-15-12                               6.50       175,000            167,344
DaVita
    03-15-13                               6.63       860,000            847,100
    03-15-15                               7.25     1,400,000          1,393,000

BONDS (CONTINUED)

ISSUER                                   COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
HEALTH CARE (CONT.)
HCA
    02-15-16                               6.50%   $4,990,000        $ 3,954,574
HCA
  Sr Nts
    05-01-12                               6.95     1,100,000            972,125
HealthSouth
  Sr Nts
    06-15-16                              10.75       672,000(d)         687,120
IASIS Healthcare LLC/Capital
  Sr Sub Nts
    06-15-14                               8.75     1,785,000          1,724,756
MedCath Holdings
  Sr Nts
    07-15-12                               9.88     2,965,000          3,187,374
Omnicare
  Sr Sub Nts
    12-15-13                               6.75     1,605,000          1,572,900
    12-15-15                               6.88     1,905,000          1,866,900
Select Medical
    02-01-15                               7.63     2,049,000          1,716,038
Triad Hospitals
  Sr Nts
    05-15-12                               7.00     2,070,000          2,054,475
Triad Hospitals
  Sr Sub Nts
    11-15-13                               7.00     2,025,000          1,969,313
US Oncology
    08-15-12                               9.00     1,250,000          1,295,313
    08-15-14                              10.75     1,050,000          1,155,000
                                                                     -----------
Total                                                                 24,563,332
--------------------------------------------------------------------------------

HOME CONSTRUCTION (0.9%)
K Hovnanian Enterprises
    05-15-16                               7.50     1,155,000          1,120,350
Meritage Homes
    03-15-15                               6.25       700,000            631,750
Meritage Homes
  Sr Nts
    05-01-14                               7.00     1,515,000          1,431,675
                                                                     -----------
Total                                                                  3,183,775
--------------------------------------------------------------------------------

INDEPENDENT ENERGY (5.2%)
Chaparral Energy
    12-01-15                               8.50     2,250,000          2,244,375
Chesapeake Energy
  Sr Nts
    08-15-14                               7.00       910,000            912,275
Compton Petroleum Finance
    12-01-13                               7.63     1,959,000(c)       1,856,153
Denbury Resources
  Sr Sub Nts
    12-15-15                               7.50       625,000            625,000
EXCO Resources
    01-15-11                               7.25     3,075,000          2,959,688
Petrohawk Energy
    07-15-13                               9.13     2,560,000(d)       2,611,200
Pioneer Natural Resources
    05-01-18                               6.88     1,375,000          1,357,318
Pioneer Natural Resources
  Sr Nts
    07-15-16                               5.88     3,855,000          3,586,687

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

ISSUER                                   COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
INDEPENDENT ENERGY (CONT.)
Range Resources
    03-15-15                               6.38%   $1,470,000        $ 1,411,200
    05-15-16                               7.50       435,000            439,350
                                                                     -----------
Total                                                                 18,003,246
--------------------------------------------------------------------------------

MEDIA CABLE (2.4%)
Charter Communications Operating LLC/Capital
  Sr Nts
    04-30-12                               8.00       750,000(d)         765,000
    04-30-14                               8.38     1,205,000(d)       1,238,138
CSC Holdings
  Sr Nts Series B
    04-01-11                               7.63     1,130,000          1,139,888
DIRECTV Holdings LLC/Finance
    06-15-15                               6.38       370,000            354,275
Echostar DBS
    02-01-16                               7.13     3,365,000(d)       3,276,668
Mediacom LLC/Capital
  Sr Nts
    02-15-11                               7.88       425,000            422,875
NTL Cable
    04-15-14                               8.75        85,000(c)          89,356
NTL Cable
  Sr Nts
    08-15-16                               9.13       840,000(c)         882,000
                                                                     -----------
Total                                                                  8,168,200
--------------------------------------------------------------------------------

MEDIA NON CABLE (6.8%)
Dex Media
    11-15-13                               8.00     2,044,000          2,066,995
Dex Media
  (Zero coupon through 11-15-08,
  thereafter 9.00%)
    11-15-13                               8.07     5,315,000(g)       4,630,693
Entercom Radio LLC/Capital
    03-01-14                               7.63     2,050,000          2,019,250
Intelsat Bermuda
    06-15-16                               9.25       655,000(c,d)       699,213
Lamar Media
    01-01-13                               7.25     1,472,000          1,479,360
    08-15-15                               6.63       808,000            777,700
Liberty Media
  Sr Nts
    05-15-13                               5.70     1,185,000          1,116,223
LIN TV
  Series B
    05-15-13                               6.50       600,000            569,250
Radio One
    02-15-13                               6.38       915,000            850,950
Rainbow Natl Services LLC
  Sr Nts
    09-01-12                               8.75     1,405,000(d)       1,477,006
Rainbow Natl Services LLC
  Sr Sub Deb
    09-01-14                              10.38       155,000(d)         172,438
Salem Communications
    12-15-10                               7.75     3,800,000          3,837,999
Sinclair Broadcast Group
    03-15-12                               8.00     1,000,000          1,030,000
Sun Media
    02-15-13                               7.63     2,660,000(c)       2,686,600
                                                                     -----------
Total                                                                 23,413,677
--------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                   COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
METALS (0.7%)
Peabody Energy
  Series B
    03-15-13                               6.88%   $1,645,000        $ 1,669,675
Peabody Energy
  Sr Nts
    11-01-16                               7.38       565,000            587,600
                                                                     -----------
Total                                                                  2,257,275
--------------------------------------------------------------------------------

OIL FIELD SERVICES (2.3%)
Chart Inds
  Sr Sub Nts
    10-15-15                               9.13     2,625,000(d)       2,762,813
Pride Intl
  Sr Nts
    07-15-14                               7.38     3,395,000          3,505,337
Quicksilver Resources
    04-01-16                               7.13     1,805,000          1,705,725
                                                                     -----------
Total                                                                  7,973,875
--------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.6%)
Cardtronics
    08-15-13                               9.50     2,720,000          2,801,600
Triad Acquisition
  Sr Unsecured
  Series B
    05-01-13                              11.13     2,890,000          2,687,700
                                                                     -----------
Total                                                                  5,489,300
--------------------------------------------------------------------------------

PACKAGING (1.8%)
Ball
    12-15-12                               6.88       975,000            982,313
Berry Plastic Holding
  Secured
    09-15-14                               8.88     1,360,000(d)       1,373,600
Crown Americas LLC/Capital
  Sr Nts
    11-15-15                               7.75       720,000            738,900
Owens-Brockway Glass Container
    05-15-11                               7.75     1,515,000          1,560,450
Plastipak Holdings
  Sr Nts
    12-15-15                               8.50       805,000(d)         833,175
Silgan Holdings
  Sr Sub Nts
    11-15-13                               6.75       800,000            788,000
                                                                     -----------
Total                                                                  6,276,438
--------------------------------------------------------------------------------

PAPER (2.2%)
Boise Cascade LLC
    10-15-14                               7.13       640,000            603,200
Georgia-Pacific
    06-15-15                               7.70     2,528,000          2,565,919
Jefferson Smurfit US
    06-01-13                               7.50     1,210,000          1,128,325
NewPage
  Secured
    05-01-12                              10.00     1,675,000          1,754,563
Norampac
  Sr Nts
    06-01-13                               6.75       435,000(c)         418,688

BONDS (CONTINUED)

ISSUER                                   COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
PAPER (CONT.)
Smurfit Kappa Funding
  Sr Nts
    10-01-12                               9.63%   $1,070,000(c)     $ 1,132,863
                                                                     -----------
Total                                                                  7,603,558
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.3%)
Elan Finance
    11-15-11                               7.75     1,100,000(c)       1,080,750
RETAILERS (2.4%)
AutoNation
    04-15-14                               7.00     1,385,000          1,378,075
Michaels Stores
  Sr Nts
    11-01-14                              10.00     1,450,000(d)       1,451,813
NBTY
  Sr Sub Nts
    10-01-15                               7.13       944,000            918,040
Neiman Marcus Group
    10-15-15                              10.38     1,446,000          1,581,563
United Auto Group
    03-15-12                               9.63     2,896,000          3,051,659
                                                                     -----------
Total                                                                  8,381,150
--------------------------------------------------------------------------------

TECHNOLOGY (2.2%)
NXP Funding LLC
  Secured
    10-15-13                               8.12     2,560,000(b,d)     2,582,400
Seagate Technology HDD Holdings
    10-01-16                               6.80     2,580,000(c)       2,547,750
West
  Sr Nts
    10-15-14                               9.50     1,930,000(d)       1,920,350
    10-15-16                              11.00       580,000(d)         582,900
                                                                     -----------
Total                                                                  7,633,400
--------------------------------------------------------------------------------

TOBACCO (0.4%)
Reynolds American
  Secured
    06-01-16                               7.63     1,393,000(d)       1,479,055
--------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.7%)
Avis Budget Car Rental LLC/Finance
  Sr Nts
    05-15-14                               7.63     1,205,000(d)       1,177,887
Hertz
  Sr Nts
    01-01-14                               8.88       935,000(d)         977,075
Hertz
  Sr Sub Nts
    01-01-16                              10.50       319,000(d)         350,103
                                                                     -----------
Total                                                                  2,505,065
--------------------------------------------------------------------------------

WIRELESS (3.6%)
American Tower
  Sr Nts
    10-15-12                               7.13     1,105,000          1,127,100
Centennial Communications/Cellular Operating LLC
  Sr Nts
    02-01-14                               8.13     1,600,000          1,602,000
Dobson Cellular Systems
  Secured
    11-01-11                               8.38     1,765,000          1,833,394

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

ISSUER                                   COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
WIRELESS (CONT.)
Nextel Communications
  Sr Nts Series D
    08-01-15                               7.38%   $  950,000        $   981,071
Nextel Communications
  Sr Nts Series F
    03-15-14                               5.95     2,500,000          2,454,879
Rogers Wireless
  Secured
    05-01-11                               9.63     1,275,000(c)       1,443,938
    12-15-12                               7.25       940,000(c)         987,000
    03-01-14                               6.38        55,000(c)          55,000
Rural Cellular
  Secured
    03-15-12                               8.25     1,815,000          1,867,181
                                                                     -----------
Total                                                                 12,351,563
--------------------------------------------------------------------------------

WIRELINES (5.7%)
Citizens Communications
    05-15-11                               9.25       775,000            859,281
Citizens Communications
  Sr Nts
    01-15-13                               6.25     1,000,000            975,000
GCI
  Sr Nts
    02-15-14                               7.25     1,385,000          1,343,450
Level 3 Financing
    10-15-11                              10.75     1,000,000          1,062,500
    03-15-13                              12.25       525,000            591,938
Level 3 Financing
  Sr Nts
    11-01-14                               9.25     1,085,000(d)       1,101,275

BONDS (CONTINUED)

ISSUER                                   COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
WIRELINES (CONT.)
Qwest
    03-15-12                               8.88%   $3,530,000        $ 3,883,000
Qwest
  Sr Nts
    10-01-14                               7.50       950,000(d)         990,375
    06-15-15                               7.63     2,205,000          2,320,763
Windstream
  Sr Nts
    08-01-16                               8.63     6,140,000(d)       6,623,524
                                                                     -----------
Total                                                                 19,751,106
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $305,856,979)                                                $307,997,074
--------------------------------------------------------------------------------

SENIOR LOANS (3.8%)(f)

BORROWER                                 COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
ENTERTAINMENT (0.2%)
Hit Entertainment
  2nd Lien Tranche C Term Loan
    02-24-12                              10.83%   $  800,000        $   804,000
--------------------------------------------------------------------------------

MEDIA CABLE (0.9%)
Charter Communications Operating
  Term Loan
    04-28-13                               7.80     3,000,000(h)       3,021,000
--------------------------------------------------------------------------------

MEDIA NON CABLE (0.4%)
VNU
  Tranche B Term Loan
    08-09-13                               8.19     1,500,000(c)       1,502,340
--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)

BORROWER                                 COUPON    PRINCIPAL            VALUE(a)
                                          RATE       AMOUNT
OTHER FINANCIAL INSTITUTIONS (0.3%)
ACE Cash Express
  Tranche B Term Loan
    10-05-13                               8.32%   $1,150,000(h)     $ 1,155,750
--------------------------------------------------------------------------------

PAPER (1.4%)
Georgia Pacific
  2nd Lien Tranche C Term Loan
    12-23-13                               8.39     4,600,000          4,653,498
--------------------------------------------------------------------------------

RETAILERS (0.6%)
Toys "R" Us
  Tranche B Term Loan
    07-19-12                               9.64     1,900,000          1,932,661
--------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $13,023,391)                                                  $13,069,249
--------------------------------------------------------------------------------

MONEY MARKET FUND (5.0%)


                                                     SHARES             VALUE(a)
RiverSource Short-Term Cash Fund                   17,263,554(e)     $17,263,554
--------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $17,263,554)                                                  $17,263,554
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $336,143,924)(i)                                             $338,329,877
================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2006.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2006, the value of foreign securities represented 5.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
      Oct. 31, 2006, the value of these securities amounted to $58,539,843 or 16.9% of net assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h) At Oct. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,784,594.

(i) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $336,144,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $ 4,846,000
      Unrealized depreciation                                        (2,660,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                   $ 2,186,000
      -------------------------------------------------------------------------

--------------------------------------------------------------------------------

4   RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

5   RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                             S-6266-80 F (12/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                                 RIVERSOURCE
                    INFLATION PROTECTED SECURITIES FUND
                              AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (98.5%)

ISSUER              COUPON                 PRINCIPAL                VALUE(a)
                     RATE                   AMOUNT

U.S. GOVERNMENT OBLIGATIONS & AGENCIES(b)
Tennessee Valley Authority
  01-15-07           3.38%                $10,295,040             $10,256,556
U.S. Treasury Inflation-Indexed Bond
  01-15-07           3.38                  50,619,425              49,034,800
  07-15-12           3.00                  30,169,272              31,101,009
  01-15-14           2.00                  29,726,674              29,176,653
  07-15-14           2.00                  25,040,198              24,392,283
  01-15-15           1.63                  24,857,918              23,506,841
  01-15-16           2.00                  40,679,496              39,521,788
  07-15-16           2.50                  11,256,817              11,419,425
  01-15-25           2.38                  23,082,411              23,367,052
  04-15-28           3.63                  34,880,525              43,074,741
  04-15-29           3.88                  11,831,890              15,544,894
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $305,540,861)                                             $300,396,042
-----------------------------------------------------------------------------

MONEY MARKET FUND (0.9%)
                                          SHARES                    VALUE(a)
RiverSource Short-Term
  Cash Fund                              2,789,627(c)              $2,789,627
-----------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,789,627)                                                 $2,789,627
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $308,330,488)(d)                                          $303,185,669
=============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.
(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(c) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.
(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $308,330,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $   166,000
      Unrealized depreciation                                      (5,310,000)
      --------------------------------------------------------------------------
      Net unrealized depreciation                                 $(5,144,000)
      --------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
1   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND
    PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                            S-6280-80 F (12/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                   RIVERSOURCE LIMITED DURATION BOND FUND
                              AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (100.2%)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (23.7%)
Federal Farm Credit Bank
   10-10-08          4.25%                   $720,000                $711,761
Federal Home Loan Bank
   01-18-08          4.63                   1,855,000               1,846,115
   02-08-08          4.63                     470,000                 467,629
   02-13-08          5.25                   1,510,000               1,513,982
Federal Home Loan Mtge Corp
   06-15-08          3.88                   3,665,000               3,605,774
   03-15-09          5.75                     525,000                 535,282
Federal Natl Mtge Assn
   01-15-08          4.63                   3,860,000               3,837,487
   06-15-08          5.25                   7,885,000               7,926,947
U.S. Treasury
   08-15-09          4.88                   1,975,000               1,987,806
   09-30-11          4.50                   1,130,000               1,126,071
   10-31-11          4.63                   1,500,000(b)            1,503,750
   10-31-11          4.63                   3,400,000               3,408,500
   08-15-16          4.88                   4,315,000               4,404,670
   11-15-18          9.00                   1,100,000               1,529,602
   02-15-26          6.00                     250,000                 286,914
U.S. Treasury Inflation-Indexed Bond
   01-15-07          3.38                   1,569,994(e)            1,551,630
                                                                  -----------
Total                                                              36,243,920
-----------------------------------------------------------------------------

ASSET-BACKED (3.7%)
Capital Auto Receivables Asset Trust
  Series 2004-1 Cl CTFS
   09-15-10          2.84                     250,000                 245,352
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl A4B
   03-20-10          5.43                     500,000(d,i)            500,000
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl D
   04-20-11          6.15                     125,000(d)              127,344
College Loan Corporation Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-1 Cl AIO
   07-25-08          5.62                     975,000(g)              159,656
Countrywide Asset-backed Ctfs
  Series 2005-10 Cl AF6
   02-25-36          4.92                     105,000                 102,405

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
ASSET-BACKED (CONT.)
Countrywide Asset-backed Ctfs
  Series 2006-4 Cl 1A1M
   07-25-36          5.58%                   $256,382(i)             $256,684
Drive Auto Receivables Trust
  Series 2006-2 Cl A2 (MBIA)
   07-15-11          5.30                     350,000(d,j)            350,000
Dunkin Securitization
  Series 2006-1 Cl A2 (AMBAC)
   06-20-31          5.78                     575,000(d,j)            584,669
Ford Credit Floorplan Master Owner Trust
  Series 2006-3 Cl A
   06-15-11          5.50                   1,500,000(i)            1,500,776
Franklin Auto Trust
  Series 2004-1 Cl A3 (MBIA)
   03-15-12          4.15                     100,000(j)               98,829
Hertz Vehicle Financing LLC
  Series 2004-1A Cl A3 (MBIA)
   05-25-09          2.85                     200,000(d,j)            194,083
Natl Collegiate Student Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-2 Cl AIO
   08-25-11          5.89                     600,000(g)              148,151
Natl Collegiate Student Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-3 Cl AIO
   01-25-12          5.70                     700,000(g)              219,051
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35          4.49                     195,000                 192,484
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
   02-25-36          5.57                     285,000                 284,393
Residential Asset Securities
  Series 2006-KS1 Cl A2
   02-25-36          5.46                     635,000(i)              635,397
WFS Financial Owner Trust
  Series 2004-1 Cl D
   08-22-11          3.17                     105,920                 104,674
                                                                  -----------
Total                                                               5,703,948
-----------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
COMMERCIAL MORTGAGE-BACKED (12.7%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42          5.04%                   $250,000                $248,904
Banc of America Commercial Mtge
  Series 2005-4 Cl ASB
   07-10-45          4.87                     225,000                 220,762
Banc of America Commercial Mtge
  Series 2006-2 Cl AAB
   05-10-45          5.91                     350,000                 360,608
Banc of America Commercial Mtge
  Series 2006-4 Cl AAB
   07-10-46          5.60                     300,000                 305,841
Banc of America Large Loan
  Series 2006-LAQ Cl E
   02-09-21          5.70                     225,000(d,i)            225,918
Banc of America Large Loan
  Series 2006-LAQ Cl F
   02-09-21          5.76                     250,000(d,i)            250,830
Banc of America Large Loan
  Series 2006-LAQ Cl G
   02-09-21          5.85                     175,000(d,i)            175,315
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42          4.57                     350,000                 341,285
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
   12-11-40          5.41                     350,000                 352,762
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42          5.30                     200,000                 194,860
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30          5.68                     350,000                 357,576
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51          4.15                     387,692(d)              380,992
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   07-15-44          5.40                     175,000                 175,515
Commercial Mtge Acceptance
  Series 1999-C1 Cl A2
   06-15-31          7.03                     536,220                 555,375



See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1  RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
   02-05-19          5.63%                   $150,000(d,i)           $150,807
Credit Suisse Mtge Capital Ctfs
  Series 2006-C2 Cl A3
   03-15-39          5.85                     350,000                 360,532
CS First Boston Mtge Securities
  Series 2001-CP4 Cl A4
   12-15-35          6.18                     425,000                 441,050
CS First Boston Mtge Securities
  Series 2003-CPN1 Cl A2
   03-15-35          4.60                     175,000                 169,240
Federal Natl Mtge Assn #386558
   10-01-10          4.85                     480,528                 474,364
Federal Natl Mtge Assn #735029
   09-01-13          5.28                     485,374                 487,343
Federal Natl Mtge Assn #745629
   01-01-18          5.08                     196,549                 195,375
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40          4.12                     200,000                 193,820
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
   06-10-48          4.77                     400,000(k)              386,874
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35          4.77                     575,000(d)              566,646
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36          4.88                     175,000                 173,200
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl AAB
   07-10-38          6.11                     350,000                 364,975
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38          4.96                     300,000                 297,648
GS Mtge Securities II
  Series 2006-GG6 Cl A4
   04-10-38          5.55                     375,000                 382,011
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37          4.37                     342,140                 336,533
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37          5.26                     375,000                 375,820
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37          4.13                     340,967                 330,569
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39          3.97                     217,419                 211,384
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A2
   03-12-39          4.77                     375,000                 365,827
JPMorgan Chase Commercial Mtge Securities
  Series 2004-C2 Cl A2
   05-15-41          5.26                     350,000                 349,690
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37          4.18                     150,000                 146,293

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
   07-15-42          4.33%                   $343,943                $338,423
JPMorgan Chase Commercial Mtge Securities
  Series 2006-CB16 Cl A4
   05-12-45          5.55                     425,000                 432,632
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl ASB
   04-15-43          5.49                     450,000                 455,597
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP8 Cl A4
   05-15-45          5.40                     275,000                 276,745
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26          4.56                     250,000                 245,270
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29          3.97                     250,000                 236,280
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29          4.20                     350,000                 341,005
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl AAB
   09-15-30          4.93                     500,000                 491,835
LB-UBS Commercial Mtge Trust
  Series 2006-C3 Cl AAB
   03-15-39          5.64                     420,000                 428,513
LB-UBS Commercial Mtge Trust
  Series 2006-C4 Cl AAB
   06-15-32          6.07                     275,000                 286,304
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41          4.34                     275,000                 269,152
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40          4.59                     300,000                 291,444
Morgan Stanley Capital I
  Series 2005-T19 Cl AAB
   06-12-47          4.85                     600,000                 588,894
Morgan Stanley Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39          5.98                     700,000                 725,218
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36          3.67                     303,684                 292,389
SBAC CMBS Trust
  Series 2006-1A Cl B
   11-15-36          5.45                     225,000(b,d)            224,992
Wachovia Bank Commercial Mtge Trust
  Series 2003-C4 Cl A2
   04-15-35          4.57                     575,000                 561,288
Wachovia Bank Commercial Mtge Trust
  Series 2003-C7 Cl A2
   10-15-35          5.08                     775,000(d)              766,997
Wachovia Bank Commercial Mtge Trust
  Series 2005-C18 Cl A4
   04-15-42          4.94                     275,000                 268,374
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
   07-15-42          5.09                     325,000                 323,330

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
  Series 2006-C24 Cl APB
   03-15-45          5.58%                   $275,000                $279,842
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl A3
   07-15-45          5.77                     150,000                 154,934
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl APB
   07-15-45          5.73                     275,000                 282,215
                                                                  -----------
Total                                                              19,468,217
-----------------------------------------------------------------------------

MORTGAGE-BACKED (50.8%)(f)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A1
   03-25-36          5.71                     575,798(h)              578,206
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl 2A1
   03-25-36          5.97                     692,430(h)              693,669
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-2 Cl CB1
   05-25-36          6.24                     524,481(h)              532,815
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-3 Cl 3A2
   10-25-46          5.58                     612,153(h)              612,153
Banc of America Funding
  Collateralized Mtge Obligation
  Series 2006-A Cl 3A2
   02-20-36          5.92                     485,913(h)              487,604
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 1A1
   01-25-34          6.00                     174,228                 173,212
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
   01-25-19          4.75                     217,351                 210,559
ChaseFlex Trust
  Collateralized Mtge Obligation
  Series 2005-2 Cl 2A2
   06-25-35          6.50                     333,946                 338,955
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11T1 Cl A1
   07-25-18          4.75                     192,206                 186,200
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 2A3
   11-25-35          5.50                     367,997                 368,865
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 3A7
   11-25-35          5.50                     375,839                 376,723
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
   12-25-35          5.50                     775,927                 778,321

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
   04-25-35          7.50%                   $341,283                $355,537
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-85CB Cl 2A2
   02-25-36          5.50                     930,738                 931,024
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-22R Cl 1A2
   05-25-36          6.00                     600,000                 605,815
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
   03-25-36          6.00                     730,868                 732,118
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-31CB Cl A16
   11-25-36          6.00                     300,000                 299,062
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-OA8 Cl 1A2
   07-25-46          5.55                   1,231,225(i)            1,234,283
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-HYB1 Cl 6A1
   03-25-35          5.16                     884,325(h)              875,896
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
   06-25-35          7.00                     432,401(d)              447,571
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-HYB1 Cl 1A1
   03-20-36          5.39                     393,137(h)              394,014
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-OA5 Cl 2A2
   04-25-46          5.62                     900,284(h)              900,720
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-12 Cl 3A1
   01-25-36          7.00                     620,571                 635,052
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
   08-19-45          6.38                   3,641,938(g,h)             46,093
Federal Home Loan Mtge Corp
   11-01-36          6.50                   2,000,000(b)            2,038,750
Federal Home Loan Mtge Corp #1G2496
   09-01-36          6.21                     475,000(h)              479,893
Federal Home Loan Mtge Corp #A10892
   07-01-33          6.00                     167,584                 169,474
Federal Home Loan Mtge Corp #A12692
   10-01-32          6.00                     241,813                 245,365
Federal Home Loan Mtge Corp #A13092
   09-01-33          5.00                   1,212,738               1,174,758
Federal Home Loan Mtge Corp #A13854
   09-01-33          6.00                     258,330                 261,275

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #A28602
   11-01-34          6.50%                 $1,040,241              $1,062,139
Federal Home Loan Mtge Corp #B11835
   01-01-19          5.50                   1,046,187               1,049,042
Federal Home Loan Mtge Corp #C77372
   03-01-33          6.00                     374,409                 378,683
Federal Home Loan Mtge Corp #C90613
   01-01-23          5.00                     173,052                 169,220
Federal Home Loan Mtge Corp #D96300
   10-01-23          5.50                     364,787                 364,340
Federal Home Loan Mtge Corp #E74288
   12-01-13          6.00                     262,999                 266,857
Federal Home Loan Mtge Corp #E96941
   06-01-18          4.50                     153,037                 148,187
Federal Home Loan Mtge Corp #E99684
   10-01-18          5.00                     322,688                 318,435
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2718 Cl IA
   10-15-22         20.00                     225,171(g)                9,616
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2795 Cl IY
   07-15-17          7.50                     282,193(g)               29,488
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2576 Cl KJ
   02-15-33          5.50                     184,600                 185,257
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2641 Cl KC
   01-15-18          6.50                     225,748                 232,607
Federal Natl Mtge Assn
   11-01-21          6.00                   2,275,000(b)            2,309,835
   11-01-36          5.50                   2,000,000(b)            1,976,250
   11-01-36          6.50                   3,000,000(b)            3,056,250
Federal Natl Mtge Assn #252440
   05-01-29          7.00                     504,325                 521,768
Federal Natl Mtge Assn #254684
   03-01-18          5.00                   1,517,579               1,498,034
Federal Natl Mtge Assn #254906
   10-01-18          4.50                     745,900                 723,172
Federal Natl Mtge Assn #254916
   09-01-23          5.50                     331,790                 331,082
Federal Natl Mtge Assn #255408
   09-01-24          5.50                   1,155,772               1,148,594
Federal Natl Mtge Assn #255788
   06-01-15          5.50                     774,064                 777,334
Federal Natl Mtge Assn #440730
   12-01-28          6.00                     222,242                 225,504
Federal Natl Mtge Assn #493945
   04-01-29          6.50                     162,808                 167,291
Federal Natl Mtge Assn #518159
   09-01-14          7.00                     554,101                 569,949
Federal Natl Mtge Assn #545216
   03-01-09          5.90                     151,781                 153,382
Federal Natl Mtge Assn #545869
   07-01-32          6.50                      94,723                  97,185

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555340
   04-01-33          5.50%                   $510,917                $507,088
Federal Natl Mtge Assn #555528
   04-01-33          6.00                   1,130,056               1,140,278
Federal Natl Mtge Assn #555734
   07-01-23          5.00                     137,255                 134,102
Federal Natl Mtge Assn #555794
   09-01-28          7.50                     110,707                 115,694
Federal Natl Mtge Assn #582154
   05-01-31          6.50                     155,860                 159,765
Federal Natl Mtge Assn #597374
   09-01-31          7.00                     134,599                 139,747
Federal Natl Mtge Assn #611831
   02-01-31          7.50                      60,132                  62,813
Federal Natl Mtge Assn #643381
   06-01-17          6.00                     275,761                 280,325
Federal Natl Mtge Assn #646147
   06-01-32          7.00                     831,803                 863,133
Federal Natl Mtge Assn #649876
   08-01-32          6.50                     106,579                 109,795
Federal Natl Mtge Assn #650009
   09-01-31          7.50                     226,525                 236,625
Federal Natl Mtge Assn #654208
   10-01-32          6.50                     268,881                 275,445
Federal Natl Mtge Assn #655679
   08-01-32          6.50                     177,332                 181,661
Federal Natl Mtge Assn #661815
   10-01-32          6.00                     169,073                 170,912
Federal Natl Mtge Assn #662061
   09-01-32          6.50                   1,073,563               1,099,770
Federal Natl Mtge Assn #677089
   01-01-33          5.50                     866,941                 859,300
Federal Natl Mtge Assn #678028
   09-01-17          6.00                     173,353                 176,222
Federal Natl Mtge Assn #683100
   02-01-18          5.50                     263,364                 264,304
Federal Natl Mtge Assn #683116
   02-01-33          6.00                     644,138                 649,965
Federal Natl Mtge Assn #689093
   07-01-28          5.50                     137,199                 136,352
Federal Natl Mtge Assn #708959
   06-01-18          4.50                     662,045                 641,872
Federal Natl Mtge Assn #709093
   06-01-33          6.00                     210,099                 211,875
Federal Natl Mtge Assn #710780
   05-01-33          6.00                     597,989                 603,042
Federal Natl Mtge Assn #711224
   06-01-33          5.50                      97,776                  96,884
Federal Natl Mtge Assn #711501
   05-01-33          5.50                     196,053                 194,657
Federal Natl Mtge Assn #711503
   06-01-33          5.50                     160,635                 159,785
Federal Natl Mtge Assn #720006
   07-01-33          5.50                     116,429                 115,368
Federal Natl Mtge Assn #720378
   06-01-18          4.50                     219,130                 212,453
Federal Natl Mtge Assn #724867
   06-01-18          5.00                     292,446                 288,792
Federal Natl Mtge Assn #725425
   04-01-34          5.50                   1,544,375               1,530,447

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3  RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725431
   08-01-15          5.50%                   $281,663                $282,900
Federal Natl Mtge Assn #725684
   05-01-18          6.00                     454,461                 462,148
Federal Natl Mtge Assn #725719
   07-01-33          4.85                     293,955(h)              286,876
Federal Natl Mtge Assn #725737
   08-01-34          4.53                     291,278(h)              289,155
Federal Natl Mtge Assn #725773
   09-01-34          5.50                   1,977,773               1,957,949
Federal Natl Mtge Assn #726940
   08-01-23          5.50                     181,288                 180,066
Federal Natl Mtge Assn #743347
   10-01-33          6.00                     165,959                 167,840
Federal Natl Mtge Assn #743579
   11-01-33          5.50                     795,531                 788,281
Federal Natl Mtge Assn #745802
   07-01-36          6.00                   1,480,898               1,490,067
Federal Natl Mtge Assn #747339
   10-01-23          5.50                     519,175                 515,486
Federal Natl Mtge Assn #753074
   12-01-28          5.50                     231,204                 229,777
Federal Natl Mtge Assn #755056
   12-01-23          5.50                     762,049                 760,422
Federal Natl Mtge Assn #757581
   01-01-19          5.50                     851,776                 854,307
Federal Natl Mtge Assn #759330
   01-01-19          6.50                     506,510                 517,078
Federal Natl Mtge Assn #763754
   02-01-29          5.50                     318,212                 316,172
Federal Natl Mtge Assn #766641
   03-01-34          5.00                   1,031,864                 998,155
Federal Natl Mtge Assn #768117
   08-01-34          5.43                     187,164(h)              184,128
Federal Natl Mtge Assn #779676
   06-01-34          5.00                   1,567,158               1,515,962
Federal Natl Mtge Assn #815264
   05-01-35          5.24                     492,912(h)              489,620
Federal Natl Mtge Assn #829227
   08-01-35          6.00                   1,656,721               1,667,370
Federal Natl Mtge Assn #845070
   12-01-35          5.09                     464,877(h)              462,972
Federal Natl Mtge Assn #865689
   02-01-36          5.90                   1,439,485(h)            1,452,066
Federal Natl Mtge Assn #881629
   02-01-36          5.50                   1,328,244               1,306,381
Federal Natl Mtge Assn #885827
   06-01-36          6.50                     996,448               1,020,684
Federal Natl Mtge Assn #886461
   08-01-36          6.20                     578,843(h)              588,458
Federal Natl Mtge Assn #900197
   10-01-36          5.98                     549,951(h)              554,180
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-119 Cl GI
   12-25-33          6.56                     318,375(g)               74,982

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-71 Cl IM
   12-25-31         10.63%                   $315,108(g)              $51,148
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2004-84 Cl GI
   12-25-22          9.25                     189,917(g)               26,364
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 367 Cl 2
   01-25-36          8.46                   1,228,669(g)              299,448
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-133 Cl GB
   12-25-26          8.00                      83,122                  88,358
Govt Natl Mtge Assn #567717
   06-15-32          7.50                      30,972                  32,282
Govt Natl Mtge Assn #604708
   10-15-33          5.50                     293,517                 292,649
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A11
   10-19-35          6.76                     547,427(h)              562,325
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-16 Cl 3A1B
   01-19-36          5.66                     665,058(h)              665,830
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-3 Cl B1
   06-19-36          6.47                     299,446(h)              304,821
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-5 Cl 2A1B
   07-19-46          5.55                     361,715(h)              361,754
Harborview Nim
  Collateralized Mtge Obligation
  Series 2006-8A Cl N1
   07-21-36          6.41                     101,188(d)              100,809
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35          4.50                   8,129,352(g)               77,483
IndyMac Index Nim
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl N1
   06-25-46          6.65                     158,709(d,h)            158,313
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
   02-25-19          5.00                     373,019                 364,744
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 2A1
   05-25-34          6.00                     221,831                 219,633

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-7 Cl 8A1
   08-25-19          5.00%                   $217,974                $211,677
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-8 Cl 7A1
   09-25-19          5.00                     302,623                 294,047
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2005-3 Cl 1A2
   04-25-35          5.50                     800,000                 779,272
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QS3 Cl 1A10
   03-25-36          6.00                     482,018                 488,673
Sequoia Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl A2
   02-25-36          6.15                     652,333                 662,164
Structured Asset Securities
  Collateralized Mtge Obligation
  Series 2003-33H Cl 1A1
   10-25-33          5.50                     606,883                 595,010
Washington Mutual
  Collateralized Mtge Obligation
  Series 2003-AR10 Cl A7
   10-25-33          4.06                     475,000(h)              467,910
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB2 Cl 6A
   07-25-19          4.50                     164,380                 156,230
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR14 Cl 2A1
   12-25-35          5.30                     302,445(h)              300,626
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
   12-25-45          5.51                     193,961(h)              194,026
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR8 Cl 2AB1
   07-25-45          5.57                     644,994(h)              645,347
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
   10-25-35          5.00                   1,916,163               1,815,450
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
   05-25-35          5.50                     733,503                 720,437
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl 5A1
   03-25-36          5.11                     649,636(h)              643,170
                                                                  -----------
Total                                                              77,545,436
-----------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4  RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
BANKING (1.1%)
Banknorth Group
  Sr Nts
   05-01-08          3.75%                   $250,000                $244,823
Landsbanki Islands
   08-25-11          6.10                     360,000(c,d)            367,191
Popular North America
  Sr Nts
   10-01-08          3.88                   1,175,000               1,143,744
                                                                  -----------
Total                                                               1,755,758
-----------------------------------------------------------------------------

BROKERAGE (0.2%)
Morgan Stanley
  Sr Unsecured
   10-18-16          5.75                     300,000                 304,835
-----------------------------------------------------------------------------

BUILDING MATERIALS (--%)
Owens Corning
  Sr Unsecured
   12-01-16          6.50                      70,000(d)               71,182
-----------------------------------------------------------------------------

ELECTRIC (1.9%)
Arizona Public Service
   05-15-15          4.65                     630,000                 582,240
Commonwealth Edison
  1st Mtge
   04-15-15          4.70                     330,000                 307,935
Commonwealth Edison
  1st Mtge Series 104
   08-15-16          5.95                     275,000                 278,264
Consumers Energy
  1st Mtge
   02-15-12          5.00                     400,000                 391,477
Exelon
   06-15-10          4.45                     315,000                 306,094
Florida Power
  1st Mtge
   07-15-11          6.65                     125,000                 131,938
Ohio Edison
   06-15-09          5.65                     480,000(d)              482,534
Virginia Electric & Power
  Sr Nts Series A
   03-01-13          4.75                     300,000                 288,431
Xcel Energy
  Sr Nts
   07-01-08          3.40                     165,000                 159,948
                                                                  -----------
Total                                                               2,928,861
-----------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER              COUPON                  PRINCIPAL                VALUE(a)
                     RATE                    AMOUNT
FOOD AND BEVERAGE (0.4%)
Cadbury Schweppes US Finance LLC
   10-01-08          3.88%                   $685,000(d)             $666,876
-----------------------------------------------------------------------------

HEALTH CARE (0.3%)
Cardinal Health
   06-15-15          4.00                     442,000                 393,599
-----------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
EnCana
  Sr Nts
   10-15-13          4.75                     245,000(c)              233,140
XTO Energy
   01-31-15          5.00                     450,000                 429,472
XTO Energy
  Sr Unsecured
   06-30-15          5.30                     170,000                 165,616
                                                                  -----------
Total                                                                 828,228
-----------------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Prudential Financial
   09-20-14          5.10                     340,000                 332,982
-----------------------------------------------------------------------------

RETAILERS (0.8%)
CVS
   09-15-09          4.00                     820,000                 792,266
   09-15-14          4.88                      75,000                  71,545
May Department Stores
   07-15-09          4.80                     320,000                 315,011
                                                                  -----------
Total                                                               1,178,822
-----------------------------------------------------------------------------

WIRELESS (1.0%)
Nextel Communications
  Sr Nts Series F
   03-15-14          5.95                   1,575,000(k)            1,546,574
-----------------------------------------------------------------------------

WIRELINES (2.8%)
Telecom Italia Capital
   10-01-15          5.25                   1,165,000(c)            1,089,418
TELUS
   06-01-11          8.00                   1,460,000(c)            1,610,315
Verizon New York
  Series A
   04-01-12          6.88                     500,000                 521,846
Verizon Pennsylvania
  Series A
   11-15-11          5.65                   1,015,000               1,022,399
                                                                  -----------
Total                                                               4,243,978
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $153,633,309)                                              $153,213,21
-----------------------------------------------------------------------------

MONEY MARKET FUND (5.3%)
                                             SHARES                  VALUE(a)
RiverSource
  Short-Term Cash Fund                      8,038,060(l)           $8,038,060
-----------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $8,038,060)                                                 $8,038,060
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $161,671,369)(m)                                          $161,251,276
=============================================================================


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5  RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.
(b) At Oct. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $11,122,557.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2006, the value of foreign securities represented 2.2% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2006, the value of these securities amounted to $6,793,069 or 4.4% of net assets.
(e) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.
(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Oct. 31, 2006.
(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2006.
(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2006.
(j) The following abbreviation(s) is (are) used in the portfolio security description(s) to identify the insurer of the issue:
      AMBAC -- Ambac Assurance Corporation
      MBIA --  MBIA Insurance Corporation
(k) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      -----------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 5-year                        $5,200,000
      U.S. Treasury Note, Dec. 2006, 10-year                        4,200,000

      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                              800,000
      U.S. Treasury Note, Dec. 2006, 2-year                         2,400,000

(l) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.
(m) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $161,671,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $754,000
      Unrealized depreciation                                      (1,174,000)
      -----------------------------------------------------------------------
      Net unrealized depreciation                                   $(420,000)
      -----------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6  RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                             S-6265-80 F (12/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Bond Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 29, 2006





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   December 29, 2006